                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: July 31
-------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2005
-------------------------------------------------------------------------------

This Form N-CSR pertains to the following series of the Registrant which have a July 31 fiscal year end: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) STRATEGIC VALUE FUND                                             1/31/05



SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                16
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       38
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               50
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      50
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Sprint Corp.                                4.8%
              ------------------------------------------------
              Verizon Communications, Inc.                4.6%
              ------------------------------------------------
              Viacom, Inc., "B"                           3.8%
              ------------------------------------------------
              Nortel Networks Corp.                       3.7%
              ------------------------------------------------
              Merck & Co., Inc.                           3.7%
              ------------------------------------------------
              JPMorgan Chase & Co.                        3.4%
              ------------------------------------------------
              Owens-Illinois, Inc.                        3.3%
              ------------------------------------------------
              Nokia Corp., ADR                            3.3%
              ------------------------------------------------
              Wyeth                                       3.2%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.7%
              ------------------------------------------------
              SECTOR WEIGHTINGS

              Financial Services                         20.7%
              ------------------------------------------------
              Utilities & Communications                 16.3%
              ------------------------------------------------
              Health Care                                15.1%
              ------------------------------------------------
              Leisure                                    11.0%
              ------------------------------------------------
              Energy                                      8.9%
              ------------------------------------------------
              Technology                                  7.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.2%
              ------------------------------------------------
              Basic Materials                             5.9%
              ------------------------------------------------
              Retailing                                   3.4%
              ------------------------------------------------
              Consumer Staples                            2.9%
              ------------------------------------------------
              Autos & Housing                             0.9%
              ------------------------------------------------
              Transportation                              0.1%
              ------------------------------------------------

Percentages are based on net assets as of 1/31/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended January 31, 2005, Class A shares of the MFS Strategic Value Fund provided a total return of 10.64%, not including sales charges. In comparison, the fund's benchmark, the Russell 1000 Value Index, returned 11.67%. The fund's investment objective is to provide capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stock and related securities of companies that MFS believes are undervalued in the market relative to their long term potential.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty, impacted markets. But oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an overweighted position in the underperforming health care sector held back results relative to the Russell 1000 Value Index. Pharmaceutical firm Merck and acute care hospitals operator Tenet Healthcare were significant detractors in this group.

Stock selection in both the technology and financial services sectors also hindered relative performance. Among the former, telecommunications equipment manufacturer Nortel Networks and software developer Microsoft* were among the top overall relative detractors. In financial services, J.P. Morgan Chase & Co. held back relative results.

Although the utilities and communications sector was among the top overall contributors, our positions in telecom services provider Verizon Communications and power producer Calpine Corp. detracted from relative performance.

Other detractors included drug store retailer Rite Aid, and packaging equipment manufacturer Smurfit-Stone Container Corp., from the retailing and basic materials sectors, respectively. In addition, not holding Altria Group (an index constituent that outperformed the benchmark) held back relative results.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the basic materials sector was the strongest contributor to performance relative to the Russell 1000 Value Index. Container manufacturer Owens-Illinois and Brazilian iron ore miner Companhia Vale Do Rio Doce* were top overall contributors from the sector.

Stock selection in the energy and utilities and communications sectors also boosted the fund's relative performance. In the energy sector, oil drillers Noble Corporation and GlobalSantaFe aided results. In the utilities and communications sector, holding Sprint Corp., Nokia Corp., and Vodafone Group, while avoiding SBC Communications (an index constituent that underperformed the benchmark), yielded positive contributions to relative performance.

Entertainment conglomerate Walt Disney Co., from the leisure group, was also among our top relative contributors.

    Respectfully,

/s/ Kenneth J. Enright                /s/ Katrina Mead

    Kenneth J. Enright                    Katrina Mead
    Portfolio Manager                     Portfolio Manager

/s/ Alan T. Langsner

    Alan T. Langsner
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                 Class
             inception
Share class       date         6-mo      1-yr      3-yr       5-yr      Life*
------------------------------------------------------------------------------
     A          3/17/98       10.64%    10.79%      6.66%    10.88%     13.50%
------------------------------------------------------------------------------
     B         12/29/00       10.27%    10.12%      6.00%    10.31%     13.08%
------------------------------------------------------------------------------
     C         12/29/00       10.28%    10.04%      5.98%    10.30%     13.07%
------------------------------------------------------------------------------
     I          3/17/98       10.84%    11.21%      7.05%    11.21%     13.69%
------------------------------------------------------------------------------
    R1         12/31/02       10.52%    10.59%      6.56%    10.81%     13.46%
------------------------------------------------------------------------------
    R2         10/31/03       10.42%    10.35%      6.50%    10.78%     13.43%
------------------------------------------------------------------------------
   529A         7/31/02       10.51%    10.51%      6.43%    10.73%     13.39%
------------------------------------------------------------------------------
   529B         7/31/02       10.11%     9.81%      5.86%    10.38%     13.13%
------------------------------------------------------------------------------
   529C         7/31/02       10.14%     9.83%      5.87%    10.38%     13.13%
------------------------------------------------------------------------------

---------------------
Average annual
---------------------

Comparative benchmarks        6-mo      1-yr      3-yr       5-yr      Life*
------------------------------------------------------------------------------
Average  multi-cap
value fund+                   10.33%     9.86%      6.62%     6.06%      4.37%
------------------------------------------------------------------------------
Russell 1000 Value Index#     11.67%    12.45%      8.20%     5.59%      5.18%
------------------------------------------------------------------------------

---------------------
Average annual
with sales charge
---------------------

Share class
------------------------------------------------------------------------------
     A                         4.27%     4.42%      4.58%     9.57%     12.53%
------------------------------------------------------------------------------
     B                         6.27%     6.12%      5.10%    10.04%     13.08%
------------------------------------------------------------------------------
     C                         9.28%     9.04%      5.98%    10.30%     13.07%
------------------------------------------------------------------------------
   529A                        4.16%     4.16%      4.35%     9.43%     12.42%
------------------------------------------------------------------------------
   529B                        6.11%     5.81%      4.96%    10.11%     13.13%
------------------------------------------------------------------------------
   529C                        9.14%     8.83%      5.87%    10.38%     13.13%
------------------------------------------------------------------------------

---------------------
Cumulative without
sales charge
---------------------

I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.
------------------------------------------------------------------------------
     A                        10.64%    10.79%     21.35%    67.57%    138.91%
------------------------------------------------------------------------------
     B                        10.27%    10.12%     19.10%    63.35%    132.90%
------------------------------------------------------------------------------
     C                        10.28%    10.04%     19.02%    63.24%    132.74%
------------------------------------------------------------------------------
     I                        10.84%    11.21%     22.69%    70.08%    141.61%
------------------------------------------------------------------------------
    R1                        10.52%    10.59%     21.01%    67.10%    138.24%
------------------------------------------------------------------------------
    R2                        10.42%    10.35%     20.80%    66.81%    137.83%
------------------------------------------------------------------------------
   529A                       10.51%    10.51%     20.55%    66.46%    137.33%
------------------------------------------------------------------------------
   529B                       10.11%     9.81%     18.65%    63.84%    133.59%
------------------------------------------------------------------------------
   529C                       10.14%     9.83%     18.67%    63.87%    133.64%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2005. Index information is from
  April 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   8/01/04-
                            Ratio       8/01/04         1/31/05        1/31/05
--------------------------------------------------------------------------------
        Actual              1.27%      $1,000           $1,106           $6.74
  A     ------------------------------------------------------------------------
        Hypothetical*       1.27%      $1,000           $1,019           $6.46
--------------------------------------------------------------------------------
        Actual              1.91%      $1,000           $1,103          $10.12
  B    -------------------------------------------------------------------------
        Hypothetical*       1.91%      $1,000           $1,016           $9.71
--------------------------------------------------------------------------------
        Actual              1.92%      $1,000           $1,103          $10.18
  C     ------------------------------------------------------------------------
        Hypothetical*       1.92%      $1,000           $1,016           $9.76
--------------------------------------------------------------------------------
        Actual              0.91%      $1,000           $1,108           $4.84
  I     ------------------------------------------------------------------------
        Hypothetical*       0.91%      $1,000           $1,021           $4.64
--------------------------------------------------------------------------------
        Actual              1.43%      $1,000           $1,105           $7.59
  R1    ------------------------------------------------------------------------
        Hypothetical*       1.43%      $1,000           $1,018           $7.27
--------------------------------------------------------------------------------
        Actual              1.77%      $1,000           $1,104           $9.39
  R2    ------------------------------------------------------------------------
        Hypothetical*       1.77%      $1,000           $1,016           $8.99
--------------------------------------------------------------------------------
        Actual              1.52%      $1,000           $1,105           $8.06
  529A  ------------------------------------------------------------------------
        Hypothetical*       1.52%      $1,000           $1,018           $7.73
--------------------------------------------------------------------------------
        Actual              2.17%      $1,000           $1,101          $11.49
  529B  ------------------------------------------------------------------------
        Hypothetical*       2.17%      $1,000           $1,014          $11.02
--------------------------------------------------------------------------------
        Actual              2.17%      $1,000           $1,101          $11.49
  529C  ------------------------------------------------------------------------
        Hypothetical*       2.17%      $1,000           $1,014          $11.02
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 1/31/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.2%
-----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES             $ VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 2.7%
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                               702,170         $40,592,448
-----------------------------------------------------------------------------------------------

Airlines - 0.1%
-----------------------------------------------------------------------------------------------
Southwest Airlines Co.                                               66,650            $965,092
-----------------------------------------------------------------------------------------------

Automotive - 0.9%
-----------------------------------------------------------------------------------------------
SPX Corp.                                                           319,500         $13,387,050
-----------------------------------------------------------------------------------------------

Banks & Credit Companies - 9.6%
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                               439,648         $20,386,478
-----------------------------------------------------------------------------------------------
Freddie Mac                                                         485,990          31,730,287
-----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                           1,344,070          50,174,133
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                          301,130           8,004,035
-----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                  585,650          31,548,966
-----------------------------------------------------------------------------------------------
                                                                                   $141,843,899
-----------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                    782,470         $18,509,328
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 9.6%
-----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"                                          992,140         $31,361,545
-----------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                  1,507,100          19,667,655
-----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                 1,514,410          56,548,069
-----------------------------------------------------------------------------------------------
Walt Disney Co.                                                   1,208,780          34,607,371
-----------------------------------------------------------------------------------------------
                                                                                   $142,184,640
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.7%
-----------------------------------------------------------------------------------------------
Mellon Financial Corp.                                            1,183,150         $34,725,452
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           575,380          34,563,077
-----------------------------------------------------------------------------------------------
                                                                                    $69,288,529
-----------------------------------------------------------------------------------------------
Computer Software - 4.1%
-----------------------------------------------------------------------------------------------
Computer Associates International, Inc.                             812,710         $22,097,585
-----------------------------------------------------------------------------------------------
Symantec Corp.*                                                   1,675,700          39,127,595
-----------------------------------------------------------------------------------------------
                                                                                    $61,225,180
-----------------------------------------------------------------------------------------------
Containers - 3.9%
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                             2,170,020         $49,302,854
-----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                      536,180           8,064,147
-----------------------------------------------------------------------------------------------
                                                                                    $57,367,001
-----------------------------------------------------------------------------------------------
Electrical Equipment - 3.5%
-----------------------------------------------------------------------------------------------
General Electric Co.                                              1,004,330         $36,286,443
-----------------------------------------------------------------------------------------------
Tyco International Ltd.                                             438,000          15,829,320
-----------------------------------------------------------------------------------------------
                                                                                    $52,115,763
-----------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------
Devon Energy Corp.                                                  544,530         $22,146,035
-----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.9%
-----------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                   3,982,840         $14,099,254
-----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.9%
-----------------------------------------------------------------------------------------------
General Mills, Inc.                                                 538,230         $28,520,808
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       266,880          14,331,456
-----------------------------------------------------------------------------------------------
                                                                                    $42,852,264
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
-----------------------------------------------------------------------------------------------
Bowater, Inc.                                                       765,570         $29,091,660
-----------------------------------------------------------------------------------------------

Insurance - 6.4%
-----------------------------------------------------------------------------------------------
Allstate Corp.                                                      728,670         $36,754,115
-----------------------------------------------------------------------------------------------
Conseco, Inc.*                                                    1,689,240          32,180,022
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                             383,050          25,775,435
-----------------------------------------------------------------------------------------------
                                                                                    $94,709,572
-----------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
-----------------------------------------------------------------------------------------------
Mattel, Inc.                                                      1,060,020         $20,617,389
-----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.0%
-----------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                       602,660         $19,767,248
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                           2,527,550          25,098,572
-----------------------------------------------------------------------------------------------
                                                                                    $44,865,820
-----------------------------------------------------------------------------------------------
Oil Services - 7.4%
-----------------------------------------------------------------------------------------------
BJ Services Co.                                                     331,670         $15,936,743
-----------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                               491,080          27,701,823
-----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 998,900          35,321,104
-----------------------------------------------------------------------------------------------
Noble Corp.                                                         580,830          30,987,281
-----------------------------------------------------------------------------------------------
                                                                                   $109,946,951
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 10.9%
-----------------------------------------------------------------------------------------------
Abbott Laboratories                                                 488,780         $22,004,876
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                   570,150          36,888,705
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                 1,954,130          54,813,347
-----------------------------------------------------------------------------------------------
Wyeth                                                             1,198,380          47,491,799
-----------------------------------------------------------------------------------------------
                                                                                   $161,198,727
-----------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
-----------------------------------------------------------------------------------------------
Gap, Inc.                                                         1,120,450         $24,661,104
-----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     59,020           2,435,165
-----------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                     338,800           9,997,988
-----------------------------------------------------------------------------------------------
                                                                                    $37,094,257
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.4%
-----------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                  3,215,890         $49,138,799
-----------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                           1,193,246          31,000,531
-----------------------------------------------------------------------------------------------
                                                                                    $80,139,330
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
-----------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                           17,001,640         $55,255,330
-----------------------------------------------------------------------------------------------

Telephone Services - 9.4%
-----------------------------------------------------------------------------------------------
Sprint Corp.                                                      2,991,490         $71,287,207
-----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                      1,930,005          68,688,878
-----------------------------------------------------------------------------------------------
                                                                                   $139,976,085
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
-----------------------------------------------------------------------------------------------
Calpine Corp.*                                                    6,923,900         $23,056,587
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,319,398,295)                                   $1,472,528,191
-----------------------------------------------------------------------------------------------

Short-Term Obligation - 0.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at
Amortized Cost                                                   $4,203,000          $4,203,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,323,601,295)                              $1,476,731,191
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                 6,866,318
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,483,597,509
-----------------------------------------------------------------------------------------------

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/05

ASSETS

Investments, at value (identified cost, $1,323,601,295)      $1,476,731,191
---------------------------------------------------------------------------------------------------
Cash                                                                    369
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  24,014,142
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   3,977,188
---------------------------------------------------------------------------------------------------
Dividends receivable                                              1,597,527
---------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                170,225
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,506,490,642
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investment purchased                                $19,837,057
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                2,454,406
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     78,715
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       133,346
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       73,007
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  1,646
---------------------------------------------------------------------------------------------------
  Program manager fee                                                   139
---------------------------------------------------------------------------------------------------
  Administrative service fee                                             34
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              314,783
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $22,893,133
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,483,597,509
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,323,229,226
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                          153,129,896
---------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on
investments                                                       7,384,234
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                             (145,847)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,483,597,509
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                96,370,933
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited) - continued

Class A shares

  Net assets                                                   $782,655,633
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             50,414,942
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.52
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.52)                                                $16.47
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $432,230,130
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             28,425,325
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.21
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $178,254,778
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             11,717,628
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.21
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $71,669,085
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              4,596,948
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                            $15.59
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                    $15,397,819
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                995,059
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                            $15.47
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                     $1,670,165
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                108,517
---------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                            $15.39
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited) - continued

Class 529A shares

  Net assets                                                       $895,653
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 57,962
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.45
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.45)                                                $16.39
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $294,133
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 19,474
---------------------------------------------------------------------------------------------------
  Net asset value, and offering price per share                                              $15.10
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $530,113
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 35,078
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.11
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (Unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.
SIX MONTHS ENDED 1/31/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                      $17,872,060
--------------------------------------------------------------------------------------------------
  Interest                                                           225,800
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (95,997)
--------------------------------------------------------------------------------------------------
Total investment income                                                                $18,001,863
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $5,386,602
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              11,816
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,208,836
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           1,297,654
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           2,169,643
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             861,234
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             29,692
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                              1,794
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,390
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            1,353
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            2,361
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       993
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       338
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       590
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  897
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  34,079
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      224,647
--------------------------------------------------------------------------------------------------
  Printing                                                            70,549
--------------------------------------------------------------------------------------------------
  Postage                                                             55,662
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       19,197
--------------------------------------------------------------------------------------------------
  Legal fees                                                          21,972
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      236,669
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $11,637,968
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (37,739)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (716,853)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $10,883,376
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $7,118,487
--------------------------------------------------------------------------------------------------

Statement of Operations (Unaudited) - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on investment transactions
  (identified cost basis)                                        $77,104,982
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                 $56,151,105
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                     $133,256,087
--------------------------------------------------------------------------------------------------
  Change in net assets from operations                                                $140,374,574
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 1/31/05                    7/31/04
                                                             (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $7,118,487                   $409,911
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                       77,104,982                 86,486,140
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                     56,151,105                 43,312,088
------------------------------------------------------     -------------              -------------
Change in net assets from operations                        $140,374,574               $130,208,139
------------------------------------------------------     -------------              -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                    $(5,495,723)                 $(397,238)
---------------------------------------------------------------------------------------------------
  Class B                                                       (824,679)                        --
---------------------------------------------------------------------------------------------------
  Class C                                                       (206,630)                        --
---------------------------------------------------------------------------------------------------
  Class I                                                       (964,625)                   (49,196)
---------------------------------------------------------------------------------------------------
  Class R1                                                       (93,588)                    (3,935)
---------------------------------------------------------------------------------------------------
  Class R2                                                        (6,578)                       (11)
---------------------------------------------------------------------------------------------------
  Class 529A                                                      (4,660)                        --
---------------------------------------------------------------------------------------------------
  Class 529B                                                        (525)                        --
---------------------------------------------------------------------------------------------------
  Class 529C                                                        (681)                        --
---------------------------------------------------------------------------------------------------
From net realized gain on investments
---------------------------------------------------------------------------------------------------
  Class A                                                    (25,751,116)                        --
---------------------------------------------------------------------------------------------------
  Class B                                                    (15,340,093)                        --
---------------------------------------------------------------------------------------------------
  Class C                                                     (6,096,643)                        --
---------------------------------------------------------------------------------------------------
  Class I                                                     (3,186,058)                        --
---------------------------------------------------------------------------------------------------
  Class R1                                                      (439,814)                        --
---------------------------------------------------------------------------------------------------
  Class R2                                                       (28,130)                        --
---------------------------------------------------------------------------------------------------
  Class 529A                                                     (28,027)                        --
---------------------------------------------------------------------------------------------------
  Class 529B                                                      (9,958)                        --
---------------------------------------------------------------------------------------------------
  Class 529C                                                     (17,058)                        --
------------------------------------------------------     -------------              -------------
Total distributions declared to shareholders                $(58,494,586)                 $(450,380)
------------------------------------------------------     -------------              -------------
Change in net assets from fund share transactions            $93,022,535               $392,585,681
------------------------------------------------------     -------------              -------------
Redemption fees                                                   $2,594                     $1,692
------------------------------------------------------     -------------              -------------
Total change in net assets                                  $174,905,117               $522,345,132
------------------------------------------------------     -------------              -------------

Statement of Changes in Net Assets - continued

NET ASSETS

At beginning of period                                    $1,308,692,392               $786,347,260
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $145,847 and
accumulated undistributed net investment income of
$333,355)                                                 $1,483,597,509             $1,308,692,392
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                     YEARS ENDED 7/31
                                       ENDED       ----------------------------------------------------------------------------
CLASS A                              1/31/05             2004             2003            2002             2001            2000
                                 (UNAUDITED)
Net asset value, beginning of
period                                $14.61           $12.80           $11.18          $13.64           $12.25          $14.25
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)             $0.10            $0.05            $0.05           $0.04            $0.04           $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  1.47             1.77             1.57           (2.49)            2.57            0.97
---------------------------------     ------           ------           ------          ------           ------          ------
Total from investment
operations                             $1.57            $1.82            $1.62          $(2.45)           $2.61           $1.04
---------------------------------     ------           ------           ------          ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.12)          $(0.01)             $--          $(0.00)+++       $(0.06)         $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (0.54)              --               --           (0.01)           (1.16)          (2.52)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --               --               --              --               --           (0.43)
---------------------------------     ------           ------           ------          ------           ------          ------
Total distributions declared to
shareholders                          $(0.66)          $(0.01)             $--          $(0.01)          $(1.22)         $(3.04)
---------------------------------     ------           ------           ------          ------           ------          ------
Redemption fees added to paid-
in capital#                            $0.00+++         $0.00+++           $--             $--              $--             $--
---------------------------------     ------           ------           ------          ------           ------          ------
Net asset value, end of period        $15.52           $14.61           $12.80          $11.18           $13.64          $12.25
---------------------------------     ------           ------           ------          ------           ------          ------
Total return (%)(+)&                   10.64++          14.23            14.49          (17.98)           21.95           10.16
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                  SIX MONTHS                                     YEARS ENDED 7/31
                                       ENDED       ----------------------------------------------------------------------------
CLASS A (CONTINUED)                  1/31/05             2004             2003            2002             2001            2000
                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.27+            1.29             1.45            1.46             1.50            1.26
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.23+            0.33             0.41            0.29             0.39            0.62
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        29               63               65              78               63             142
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $782,656         $689,399         $364,466        $244,996          $64,619            $105
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $0.09            $0.04              $--           $0.04           $(0.01)         $(0.39)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.37+            1.34               --            1.42             2.00            5.13
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            1.13+            0.28               --            0.33            (0.11)          (3.25)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                    SIX MONTHS                          YEARS ENDED 7/31                            PERIOD
                                         ENDED         --------------------------------------------------            ENDED
CLASS B                                1/31/05                2004              2003                 2002          7/31/01*
                                   (UNAUDITED)
Net asset value, beginning
of period                               $14.30              $12.60            $11.07               $13.60            $13.36^
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)        $0.05              $(0.04)           $(0.03)              $(0.05)           $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        1.43                1.74              1.56                (2.47)             0.26
---------------------------------       ------              ------            ------               ------            ------
Total from investment operations         $1.48               $1.70             $1.53               $(2.52)            $0.24
---------------------------------       ------              ------            ------               ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $(0.03)                $--               $--                  $--               $--
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  (0.54)                 --                --                (0.01)               --
---------------------------------       ------              ------            ------               ------            ------
Total distributions declared to
shareholders                            $(0.57)                $--               $--               $(0.01)              $--
---------------------------------       ------              ------            ------               ------            ------
Redemption fees added to paid-in
capital#                                 $0.00+++            $0.00+++            $--                  $--               $--
---------------------------------       ------              ------            ------               ------            ------
Net asset value, end of period          $15.21              $14.30            $12.60               $11.07            $13.60
---------------------------------       ------              ------            ------               ------            ------
Total return (%)&                        10.27++             13.49             13.82               (18.55)             1.80++^
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                    SIX MONTHS                          YEARS ENDED 7/30                            PERIOD
                                         ENDED         --------------------------------------------------            ENDED
CLASS B (CONTINUED)                    1/31/05                2004              2003                 2002          7/31/01*
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                1.91+               1.95              2.08                 2.11              2.15+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.61+              (0.32)            (0.22)               (0.37)            (0.25)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          29                  63                65                   78                63
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $432,230            $406,468          $305,967             $271,674           $82,823
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)             $0.04              $(0.05)              $--               $(0.04)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                2.01+               2.00                --                 2.07              2.63+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.51+              (0.37)               --                (0.33)            (0.73)+
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data is based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value and total return previously reported as $13.33 and 2.03%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                    SIX MONTHS                          YEAR ENDED 7/31                             PERIOD
                                         ENDED         --------------------------------------------------            ENDED
CLASS C                                1/31/05                2004              2003                 2002          7/31/01*
                                   (UNAUDITED)
Net asset value, beginning
of period                               $14.29              $12.59            $11.07               $13.59            $13.36^
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)        $0.05              $(0.04)           $(0.03)              $(0.05)           $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        1.43                1.74              1.55                (2.46)             0.25
---------------------------------       ------              ------            ------               ------            ------
Total from investment operations         $1.48               $1.70             $1.52               $(2.51)            $0.23
---------------------------------       ------              ------            ------               ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $(0.02)                $--               $--                  $--               $--
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  (0.54)                 --                --                (0.01)               --
---------------------------------       ------              ------            ------               ------            ------
Total distributions declared to
shareholders                            $(0.56)                $--               $--               $(0.01)              $--
---------------------------------       ------              ------            ------               ------            ------
Redemption fees added to paid-in
capital#                                 $0.00+++            $0.00+++            $--                  $--               $--
---------------------------------       ------              ------            ------               ------            ------
Net asset value, end of period          $15.21              $14.29            $12.59               $11.07            $13.59
---------------------------------       ------              ------            ------               ------            ------
Total return (%)&                        10.28++             13.50             13.73               (18.49)             1.72++^
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                    SIX MONTHS                          YEARS ENDED 7/30                            PERIOD
                                         ENDED         --------------------------------------------------            ENDED
CLASS C (CONTINUED)                    1/31/05                2004              2003                 2002          7/31/01*
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                1.92+               1.95              2.08                 2.11              2.15+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.60+              (0.32)            (0.23)               (0.37)            (0.26)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          29                  63                65                   78                63
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $178,255            $159,017          $106,169              $90,726           $25,399
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)             $0.04              $(0.05)              $--               $(0.04)           $(0.05)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                2.02+               2.00                --                 2.07              2.63+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.50+              (0.37)               --                (0.33)            (0.74)+
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data is based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value and total return previously reported as $13.33 and 1.95%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                    SIX MONTHS                                   YEARS ENDED 7/31
                                         ENDED        -----------------------------------------------------------------------
CLASS I                                1/31/05              2004             2003           2002            2001         2000
                                   (UNAUDITED)
Net asset value, beginning of
period                                  $14.69            $12.85           $11.19         $13.61          $12.19       $14.23
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)               $0.14             $0.09            $0.09          $0.09           $0.10        $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        1.46              1.79             1.57          (2.50)           2.54         0.93
---------------------------------       ------            ------           ------         ------          ------       ------
Total from investment operations         $1.60             $1.88            $1.66         $(2.41)          $2.64        $1.00
---------------------------------       ------            ------           ------         ------          ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $(0.16)           $(0.04)             $--         $(0.00)+        $(0.06)      $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  (0.54)               --               --          (0.01)          (1.16)       (2.52)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --                --               --             --              --        (0.43)
---------------------------------       ------            ------           ------         ------          ------       ------
Total distributions declared to
shareholders                            $(0.70)           $(0.04)             $--         $(0.01)         $(1.22)      $(3.04)
---------------------------------       ------            ------           ------         ------          ------       ------
Redemption fees added to paid-in
capital#                                 $0.00+++          $0.00+++           $--            $--             $--          $--
---------------------------------       ------            ------           ------         ------          ------       ------
Net asset value, end of period          $15.59            $14.69           $12.85         $11.19          $13.61       $12.19
---------------------------------       ------            ------           ------         ------          ------       ------
Total return (%)&                        10.84++           14.66            14.83         (17.72)          22.36         9.89
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                    SIX MONTHS                                   YEARS ENDED 7/31
                                         ENDED        -----------------------------------------------------------------------
CLASS I (CONTINUED)                    1/31/05              2004             2003           2002            2001         2000
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                0.91+             0.95             1.06           1.11            1.15         1.26
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     1.77+             0.63             0.77           0.66            0.75         0.59
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          29                63               65             78              63          142
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $71,669           $43,766           $6,997        $12,109          $5,209       $1,063
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)             $0.13             $0.08              $--          $0.09           $0.03       $(0.36)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                1.01+             1.00               --           1.07            1.65         4.78
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.67+             0.58               --           0.70            0.25        (2.93)
-----------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED          PERIOD ENDED
CLASS R1**                                                1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                       $14.58                 $12.80                 $11.13^
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                           $0.09                  $0.02                 $(0.01)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.46                   1.77                   1.68
-----------------------------------------------------      ------                 ------                 ------
Total from investment operations                            $1.55                  $1.79                  $1.67
-----------------------------------------------------      ------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.12)                $(0.01)                   $--
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (0.54)                    --                     --
-----------------------------------------------------      ------                 ------                 ------
Total distributions declared to shareholders               $(0.66)                $(0.01)                   $--
-----------------------------------------------------      ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
-----------------------------------------------------      ------                 ------                 ------
Net asset value, end of period                             $15.47                 $14.58                 $12.80
-----------------------------------------------------      ------                 ------                 ------
Total return (%)&                                           10.52++                14.02                  15.00++^
-----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED          PERIOD ENDED
CLASS R1** (CONTINUED)                                    1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.43+                  1.44                   1.91+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                        1.12+                  0.17                  (0.13)+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             29                     63                     65
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $15,398                 $8,357                 $2,378
-----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If the fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income                                       $0.08                  $0.02                    $--
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.53+                  1.49                     --
-----------------------------------------------------------------------------------------------------------------
Net investment income                                        1.02+                  0.12                     --
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value and total return previously reported as $11.17 and 14.59%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                         SIX MONTHS                 PERIOD
                                                                            ENDED                    ENDED
CLASS R2                                                                   1/31/05                 7/31/04*
                                                                         (UNAUDITED)
Net asset value, beginning of period                                         $14.53                $13.22^
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)(S)                                              $0.04                $(0.02)
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign currency          1.49                  1.36
------------------------------------------------------------------------     ------                ------
Total from investment operations                                              $1.53                 $1.34
------------------------------------------------------------------------     ------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                 $(0.13)               $(0.03)
-----------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                (0.54)                   --
------------------------------------------------------------------------     ------                ------
Total distributions declared to shareholders                                 $(0.67)               $(0.03)
------------------------------------------------------------------------     ------                ------
Redemption fees added to paid-in capital#                                     $0.00+++              $0.00+++
------------------------------------------------------------------------     ------                ------
Net asset value, end of period                                               $15.39                $14.53
------------------------------------------------------------------------     ------                ------
Total return (%)&                                                             10.42++               10.14++^
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     1.77+                 1.73+
-----------------------------------------------------------------------------------------------------------
Net investment income                                                          0.54+                (0.18)+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               29                    63
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $1,670                  $362
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                  $0.03                $(0.03)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     1.87+                 1.78+
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   0.44+                (0.23)+
-----------------------------------------------------------------------------------------------------------

  * For the period from inception of Class R2 shares, October 31, 2003, through July 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value and total return previously reported as $13.29 and 9.56%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED            YEAR ENDED
CLASS 529A                                                1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                       $14.54                 $12.76                 $11.07^
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.08                  $0.01                  $0.01
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.46                   1.77                   1.68
-----------------------------------------------------      ------                 ------                 ------
Total from investment operations                            $1.54                  $1.78                  $1.69
-----------------------------------------------------      ------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.09)                   $--                    $--
-----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (0.54)                    --                     --
-----------------------------------------------------      ------                 ------                 ------
Total distributions declared to shareholders               $(0.63)                   $--                    $--
-----------------------------------------------------      ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
-----------------------------------------------------      ------                 ------                 ------
Net asset value, end of period                             $15.45                 $14.54                 $12.76
-----------------------------------------------------      ------                 ------                 ------
Total return (%)(+)&                                        10.51++                13.95                  14.13
-----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED            YEAR ENDED
CLASS 529A (CONTINUED)                                    1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.52+                  1.54                   1.77
-----------------------------------------------------------------------------------------------------------------
Net investment income                                        0.98+                  0.06                   0.10
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             29                     63                     65
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $896                   $697                   $196
-----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income                                       $0.07                  $0.00+++                 $--
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.62+                  1.59                     --
-----------------------------------------------------------------------------------------------------------------
Net investment income                                        0.88+                  0.01                     --
-----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through July 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The net asset value previously reported as $11.18 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED            YEAR ENDED
CLASS 529B                                                1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                       $14.22                 $12.56                 $10.96^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                           $0.03                 $(0.08)                $(0.06)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.42                   1.74                   1.66
-----------------------------------------------------      ------                 ------                 ------
Total from investment operations                            $1.45                  $1.66                  $1.60
-----------------------------------------------------      ------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.03)                   $--                    $--
----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (0.54)                    --                     --
-----------------------------------------------------      ------                 ------                 ------
Total distributions declared to shareholders               $(0.57)                   $--                    $--
-----------------------------------------------------      ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
-----------------------------------------------------      ------                 ------                 ------
Net asset value, end of period                             $15.10                 $14.22                 $12.56
-----------------------------------------------------      ------                 ------                 ------
Total return (%)&                                           10.11++                13.22                  13.46
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   2.17+                  2.20                   2.41
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.37+                 (0.59)                 (0.55)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             29                     63                     65
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $294                   $223                    $71
----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                $0.02                 $(0.09)                   $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   2.27+                  2.25                     --
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.27+                 (0.64)                    --
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through July 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value previously reported as $11.07 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED            YEAR ENDED
CLASS 529C                                                1/31/05                7/31/04               7/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                       $14.22                 $12.56                 $10.96^
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                           $0.03                 $(0.08)                $(0.06)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.42                   1.74                   1.66
-----------------------------------------------------      ------                 ------                 ------
Total from investment operations                            $1.45                  $1.66                  $1.60
-----------------------------------------------------      ------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.02)                   $--                    $--
----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                     (0.54)                    --                     --
-----------------------------------------------------      ------                 ------                 ------
Total distributions declared to shareholders               $(0.56)                   $--                    $--
-----------------------------------------------------      ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
-----------------------------------------------------      ------                 ------                 ------
Net asset value, end of period                             $15.11                 $14.22                 $12.56
-----------------------------------------------------      ------                 ------                 ------
Total return (%)&                                           10.14++                13.22                  13.46
----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   2.17+                  2.20                   2.42
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.34+                 (0.59)                 (0.53)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             29                     63                     65
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $530                   $404                   $104
----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                $0.02                 $(0.09)                   $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   2.27+                  2.25                     --
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.24+                 (0.64)                    --
----------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through July 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The net asset value previously reported as $11.07 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended January 31, 2005, the fund's custodian fees were reduced by $11,678 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended January 31, 2005, the fund's miscellaneous expenses were reduced by $26,061 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, and real estate investment trusts.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                7/31/04      7/31/03
          Distributions declared from:
          ----------------------------------------------------------
          Ordinary income                      $450,380          $--
          ----------------------------------------------------------

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $333,355
          ----------------------------------------------------------
          Capital loss carryforward                       (3,406,675)
          ----------------------------------------------------------
          Unrealized appreciation                         81,561,615
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on July 31, 2011.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.65% of average daily net assets for the period March 1, 2004 through February 28, 2009 which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004,
the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $170,225, which resulted in an increase in net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                           EFFECTIVE DATE
                                                      -----------------------
                                                        4/01/04      3/01/05

First $2 billion                                       0.01120%     0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                                      0.00832%     0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                                      0.00032%     0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion                                0.00000%     0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended January 31, 2005, the fund paid MFS $34,079, equivalent to 0.00475% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $101,427 and $655 for the six months ended January 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee             0.25%      0.75%      0.75%
------------------------------------------------------------------------------
Service Fee                  0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan      0.50%      1.00%      1.00%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended January 31, 2005 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                          $12,352       $952       $510       $--        $8
------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Service Fee Retained by
MFD                            $73         $8        $35
------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended January 31, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%     0.50%     0.50%
------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual
Percentage Rates               0.35%     1.00%      1.00%
------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2005 were as follows:

                            CLASS A   CLASS B    CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred Sales
Charges Imposed              $7,043   $471,313   $16,551      $3       $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended January 31, 2005, the fund paid MFSC a fee of $634,196 for shareholder services which equated to 0.0885% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out-of-pocket expenses and sub-accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $375,858, and other costs paid by the fund directly to unaffiliated vendors for the six months ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $475,024,197 and $410,384,466, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                              $1,339,018,471
         -----------------------------------------------------------
         Gross unrealized appreciation                 $178,730,920
         -----------------------------------------------------------
         Gross unrealized depreciation                  (41,018,200)
         -----------------------------------------------------------
         Net unrealized appreciation                   $137,712,720
         -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 1/31/05              Year ended 7/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                              10,491,130      $162,071,312       33,958,213      $476,123,972
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,789,506        28,399,458           26,316           359,446
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (9,040,168)     (138,369,030)     (15,276,018)     (217,849,726)
---------------------------------------------------------------------------------------------------------
Net change                                3,240,468       $52,101,740       18,708,511      $258,633,692
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               3,020,608       $45,339,881       10,440,460      $143,069,127
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               933,447        14,515,095               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,960,694)      (59,729,194)      (6,296,072)      (87,279,717)
---------------------------------------------------------------------------------------------------------
Net change                                   (6,639)         $125,782        4,144,388       $55,789,410
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,652,548       $24,948,043        5,173,574       $70,777,297
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               342,064         5,322,525               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,403,019)      (21,148,096)      (2,477,397)      (34,467,667)
---------------------------------------------------------------------------------------------------------
Net change                                  591,593        $9,122,472        2,696,177       $36,309,630
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               3,384,663       $51,663,524        2,693,463       $38,796,032
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               208,389         3,319,632            1,268            17,377
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,975,356)      (31,406,988)        (259,839)       (3,742,600)
---------------------------------------------------------------------------------------------------------
Net change                                1,617,696       $23,576,168        2,434,892       $35,070,809
---------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                 701,734       $10,734,175          712,373       $10,175,827
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                30,948           489,589              278             3,790
---------------------------------------------------------------------------------------------------------
Shares reacquired                          (310,762)       (4,742,867)        (325,270)       (4,636,239)
---------------------------------------------------------------------------------------------------------
Net change                                  421,920        $6,480,897          387,381        $5,543,378
---------------------------------------------------------------------------------------------------------

                                         Six months ended 1/31/04              Year ended 7/31/04*
                                         SHARES            AMOUNT           SHARES            AMOUNT
CLASS R2 SHARES

Shares sold                                 112,758        $1,757,067           26,519          $385,082
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 2,205            34,709                1                11
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (31,339)         (489,956)          (1,627)          (23,509)
---------------------------------------------------------------------------------------------------------
Net change                                   83,624        $1,301,820           24,893          $361,584
---------------------------------------------------------------------------------------------------------

CLASS 529A SHARES

Shares sold                                   9,539          $147,910           34,735          $491,083
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 2,069            32,687               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                            (1,542)          (23,358)          (2,159)          (30,185)
---------------------------------------------------------------------------------------------------------
Net change                                   10,066          $157,239           32,576          $460,898
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   3,540           $51,938           10,473          $146,757
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   678            10,484               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (391)           (6,057)            (449)           (5,917)
---------------------------------------------------------------------------------------------------------
Net change                                    3,827           $56,365           10,024          $140,840
---------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                   5,629           $83,990           20,471          $279,981
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 1,147            17,738               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (110)           (1,676)            (323)           (4,541)
---------------------------------------------------------------------------------------------------------
Net change                                    6,666          $100,052           20,148          $275,440
---------------------------------------------------------------------------------------------------------

* For the period from October 31, 2003, through July 31, 2004 for Class R2 shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2005 was $5,345, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended January 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             SVF-SEM-03/05 116M

MFS(R) NEW ENDEAVOR FUND                                                1/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                   1
                        -------------------------------------------------------
                        PORTFOLIO COMPOSITION                                 4
                        -------------------------------------------------------
                        MANAGEMENT REVIEW                                     5
                        -------------------------------------------------------
                        PERFORMANCE SUMMARY                                   7
                        -------------------------------------------------------
                        EXPENSE TABLE                                        11
                        -------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                             13
                        -------------------------------------------------------
                        FINANCIAL STATEMENTS                                 19
                        -------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                        36
                        -------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION                48
                        -------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                       48
                        -------------------------------------------------------
                        CONTACT INFORMATION                          BACK COVER
                        -------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     97.0%
              Cash & Other Net Assets                     3.0%

              TOP TEN HOLDINGS

              Medicis Pharmaceutical Corp., "A"           2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.0%
              ------------------------------------------------
              Citadel Broadcasting Corp.                  2.0%
              ------------------------------------------------
              Cytyc Corp.                                 2.0%
              ------------------------------------------------
              Waters Corp.                                1.9%
              ------------------------------------------------
              Silicon Laboratories, Inc.                  1.8%
              ------------------------------------------------
              Genzyme Corp.                               1.7%
              ------------------------------------------------
              Legg Mason, Inc.                            1.7%
              ------------------------------------------------
              Comverse Technology, Inc.                   1.5%
              ------------------------------------------------
              PMC-Sierra, Inc.                            1.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 26.1%
              ------------------------------------------------
              Health Care                                25.5%
              ------------------------------------------------
              Leisure                                    15.2%
              ------------------------------------------------
              Special Products & Services                 8.2%
              ------------------------------------------------
              Retailing                                   7.2%
              ------------------------------------------------
              Financial Services                          4.7%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Industrial Goods & Services                 2.5%
              ------------------------------------------------
              Energy                                      2.0%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Basic Materials                             0.7%
              ------------------------------------------------

Percentages are based on net assets as of 1/31/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended January 31, 2005, Class A shares of the fund provided a total return of 11.57% not including sales charge, underperforming the 13.61% return of the benchmark, the Russell Midcap Growth Index. The investment objective of the fund is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of companies with medium market capitalizations which MFS believes have above-average growth prospects and/or attractive valuations based on current and expected earnings or cash flows.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

Stock selection and an overweighted position in the underperforming health care sector held back relative performance. Conceptus Inc., Millipore Corp., and Omnicell Inc. were among the fund's top detractors during the period.

Our underweighted position in the autos and housing sector also hindered performance as the sector outpaced the return of the overall index. Poor stock selection in the leisure sector also held back results. No individual stocks within the autos and housing or leisure sectors were among the portfolio's top detractors.

Our decision not to own strong-performing Apple Computer and Network Appliances, Inc. also dampened results. Our positions in Red Hat Inc.*, PMC-Sierra Inc., Integrated Circuit Systems, and SupportSoft Inc.* also held back returns for the period.

The fund's cash position held back relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when mid-cap equity markets - as measured by the Russell Midcap Growth Index - rose noticeably, holding any cash hurt performance relative to our benchmark, which does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

The technology, utilities and communications, and special products and services sectors were among the fund's most significant contributors to relative performance. Stock selection was the major driver in the technology and special products and services sectors, while our overweighted position in the utilities and communications sector benefited the fund.

In the technology sector, our positions in F5 Networks Inc.*, Comverse Technology Inc., and Amdocs Ltd., boosted relative results.

In utilities and communications, our overweighted position in SpectraSite Inc. aided performance relative to the benchmark. The stock rose in value after the company reported strong quarterly earnings. In the special products and services sector, our holdings in Monster Worldwide also benefited returns.

A number of stocks in other sectors enhanced relative performance. Although health care was among the fund's top-detracting sectors, our holdings in Aspect Medical Systems Inc. and Guidant Corp.* boosted relative results. In the financial services sector, our overweighted position in asset management firm Legg Mason helped as did our positions in NTL Inc. and Cox Communications*.

    Respectfully,

/s/ David E. Sette-Ducati                  /s/ Camille H. Lee

    David E. Sette-Ducati                      Camille H. Lee
    Portfolio Manager                          Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      6-mo       1-yr       3-yr     Life*
------------------------------------------------------------------------------
        A               9/29/00          11.57%      3.46%     9.86%     8.26%
------------------------------------------------------------------------------
        B               1/2/02           11.22%      2.87%     9.21%     7.79%
------------------------------------------------------------------------------
        C               1/2/02           11.22%      2.79%     9.13%     7.77%
------------------------------------------------------------------------------
        I               1/2/02           11.72%      3.90%    10.30%     8.56%
------------------------------------------------------------------------------
       R1              12/31/02          11.53%      3.31%     9.75%     8.19%
------------------------------------------------------------------------------
       R2              10/31/03          11.30%      3.09%     9.68%     8.14%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average mid-cap growth fund+             12.59%      6.69%     3.43%   (7.62)%
------------------------------------------------------------------------------
Russell Midcap Growth Index#             13.61%      8.80%     6.37%   (7.49)%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

   Share class                          6-mo       1-yr       3-yr     Life*
------------------------------------------------------------------------------
        A                                 5.16%     -2.49%     7.72%     6.80%
------------------------------------------------------------------------------
        B                                 7.22%     -1.13%     8.36%     7.43%
------------------------------------------------------------------------------
        C                                10.22%      1.79%     9.13%     7.77%
------------------------------------------------------------------------------
I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                                11.57%      3.46%    32.61%    41.18%
------------------------------------------------------------------------------
        B                                11.22%      2.87%    30.24%    38.52%
------------------------------------------------------------------------------
        C                                11.22%      2.79%    29.97%    38.37%
------------------------------------------------------------------------------
        I                                11.72%      3.90%    34.19%    42.86%
------------------------------------------------------------------------------
       R1                                11.53%      3.31%    32.20%    40.74%
------------------------------------------------------------------------------
       R2                                11.30%      3.09%    31.96%    40.48%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, September 29, 2000, through January 31, 2005. Index information is from October 1, 2000.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell Midcap Growth Index - measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   8/01/04-
                            Ratio       8/01/04         1/31/05        1/31/05
-------------------------------------------------------------------------------
        Actual              1.39%       $1,000          $1,116          $7.41
  A     -----------------------------------------------------------------------
        Hypothetical*       1.39%       $1,000          $1,018          $7.07
-------------------------------------------------------------------------------
        Actual              2.04%       $1,000          $1,112         $10.86
  B    ------------------------------------------------------------------------
        Hypothetical*       2.04%       $1,000          $1,015         $10.36
-------------------------------------------------------------------------------
        Actual              2.04%       $1,000          $1,112         $10.86
  C     -----------------------------------------------------------------------
        Hypothetical*       2.04%       $1,000          $1,015         $10.36
-------------------------------------------------------------------------------
        Actual              1.04%       $1,000          $1,117          $5.55
  I     -----------------------------------------------------------------------
        Hypothetical*       1.04%       $1,000          $1,020          $5.30
-------------------------------------------------------------------------------
        Actual              1.55%       $1,000          $1,115          $8.26
  R1    -----------------------------------------------------------------------
        Hypothetical*       1.55%       $1,000          $1,017          $7.88
-------------------------------------------------------------------------------
        Actual              1.79%       $1,000          $1,113          $9.53
  R2    -----------------------------------------------------------------------
        Hypothetical*       1.79%       $1,000          $1,016          $9.10
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio for the most recent six-month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Airlines - 1.0%
----------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                171,000       $3,384,090
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.8%
----------------------------------------------------------------------------------------------
Coach, Inc.*                                                           47,300       $2,653,530
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.5%
----------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                  42,800       $1,520,684
----------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                     48,700        2,454,967
----------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                62,100        1,412,154
----------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                             211,600        3,108,404
----------------------------------------------------------------------------------------------
                                                                                    $8,496,209
----------------------------------------------------------------------------------------------
Biotechnology - 7.0%
----------------------------------------------------------------------------------------------
Celgene Corp.*                                                         47,400       $1,295,916
----------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                 80,000        1,648,800
----------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                       40,100        1,957,281
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        100,400        5,844,284
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                 73,000        3,062,350
----------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                       120,700        1,726,010
----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                      176,100        4,165,646
----------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                       97,300        1,779,617
----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          22,500        1,029,375
----------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                        190,850          950,433
----------------------------------------------------------------------------------------------
                                                                                   $23,459,712
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 9.3%
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           468,000       $6,556,680
----------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                    50,500        1,583,175
----------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                 766,200        4,229,424
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               37,900        2,229,657
----------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                      334,100        4,360,005
----------------------------------------------------------------------------------------------
NTL, Inc.*                                                             56,751        3,860,771
----------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                    19,300        1,638,377
----------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                 216,000        3,369,600
----------------------------------------------------------------------------------------------
Radio One, Inc., "D"*                                                  31,000          486,700
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                   99,300        2,711,883
----------------------------------------------------------------------------------------------
                                                                                   $31,026,272
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                             132,600       $1,714,518
----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                       71,550        5,525,806
----------------------------------------------------------------------------------------------
                                                                                    $7,240,324
----------------------------------------------------------------------------------------------
Business Services - 5.8%
----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           30,200       $1,311,284
----------------------------------------------------------------------------------------------
Ceridian Corp.*                                                        74,000        1,309,800
----------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                          42,800        2,734,920
----------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     86,800        4,208,064
----------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    69,200        4,823,240
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                         24,100        1,172,465
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                              118,500        3,707,865
----------------------------------------------------------------------------------------------
                                                                                   $19,267,638
----------------------------------------------------------------------------------------------
Chemicals - 0.6%
----------------------------------------------------------------------------------------------
Monsanto Co.                                                           35,800       $1,937,854
----------------------------------------------------------------------------------------------

Computer Software - 9.3%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          222,700       $6,625,325
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                               129,500        3,144,260
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                 130,700        2,803,515
----------------------------------------------------------------------------------------------
McAfee, Inc.*                                                          98,060        2,534,851
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             92,300        4,039,971
----------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                          15,500          593,495
----------------------------------------------------------------------------------------------
Opsware, Inc.*                                                        666,000        3,822,840
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                       119,600        2,792,660
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               189,440        4,872,397
----------------------------------------------------------------------------------------------
                                                                                   $31,229,314
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
----------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                               54,200       $4,237,898
----------------------------------------------------------------------------------------------
Career Education Corp.*                                                93,900        3,783,231
----------------------------------------------------------------------------------------------
                                                                                    $8,021,129
----------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                   95,100       $3,292,362
----------------------------------------------------------------------------------------------

Electronics - 10.6%
----------------------------------------------------------------------------------------------
Applied Films Corp.*                                                   84,900       $1,814,313
----------------------------------------------------------------------------------------------
Broadcom Corp.*                                                        72,600        2,310,858
----------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                      166,700        4,135,827
----------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                     164,800        3,131,200
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                       55,900        2,585,375
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                         47,400        1,585,530
----------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               156,400        4,089,860
----------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                     499,000        5,129,720
----------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                           173,700        5,923,170
----------------------------------------------------------------------------------------------
Xilinx, Inc.                                                          163,000        4,757,970
----------------------------------------------------------------------------------------------
                                                                                   $35,463,823
----------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
----------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                              16,200       $1,246,752
----------------------------------------------------------------------------------------------
International Game Technology                                          93,800        2,935,940
----------------------------------------------------------------------------------------------
Las Vegas Sands Corp.*                                                  6,990          303,366
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                           64,800        3,434,400
----------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                  50,300        1,576,402
----------------------------------------------------------------------------------------------
                                                                                    $9,496,860
----------------------------------------------------------------------------------------------
General Merchandise - 2.1%
----------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                 314,400       $4,716,000
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                             67,900        2,271,255
----------------------------------------------------------------------------------------------
                                                                                    $6,987,255
----------------------------------------------------------------------------------------------
Internet - 1.9%
----------------------------------------------------------------------------------------------
Ariba, Inc.*                                                          328,700       $4,562,356
----------------------------------------------------------------------------------------------
Ask Jeeves, Inc.*                                                      64,600        1,832,056
----------------------------------------------------------------------------------------------
                                                                                    $6,394,412
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.5%
----------------------------------------------------------------------------------------------
Eaton Corp.                                                            26,100       $1,774,539
----------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                 55,300        3,210,718
----------------------------------------------------------------------------------------------
                                                                                    $4,985,257
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                       102,000       $2,955,960
----------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                       276,000        2,346,000
----------------------------------------------------------------------------------------------
                                                                                    $5,301,960
----------------------------------------------------------------------------------------------
Medical Equipment - 12.7%
----------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                         169,400       $3,818,276
----------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                        47,000        3,186,600
----------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                      443,500        3,108,935
----------------------------------------------------------------------------------------------
Cytyc Corp.*                                                          261,370        6,547,318
----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                           60,700        3,403,449
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 38,000        2,399,700
----------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                                              27,000        1,566,270
----------------------------------------------------------------------------------------------
Millipore Corp.*                                                       91,900        4,000,407
----------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.*                                           89,200          943,736
----------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                 55,200        1,652,688
----------------------------------------------------------------------------------------------
Thoratec Corp.*                                                       231,800        2,306,410
----------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                         45,500        3,061,240
----------------------------------------------------------------------------------------------
Waters Corp.*                                                         130,400        6,400,032
----------------------------------------------------------------------------------------------
                                                                                   $42,395,061
----------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                     8,600         $282,652
----------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                    6,400          210,346
----------------------------------------------------------------------------------------------
                                                                                      $492,998
----------------------------------------------------------------------------------------------
Oil Services - 2.0%
----------------------------------------------------------------------------------------------
BJ Services Co.                                                        46,900       $2,253,545
----------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                  33,100        1,867,171
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    69,500        2,457,520
----------------------------------------------------------------------------------------------
                                                                                    $6,578,236
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.0%
----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                      38,800       $3,233,980
----------------------------------------------------------------------------------------------

Pharmaceuticals - 4.2%
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                         43,600       $3,311,420
----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                  162,700        3,418,327
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                     207,860        7,503,746
----------------------------------------------------------------------------------------------
                                                                                   $14,233,493
----------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
----------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                            13,900         $597,422
----------------------------------------------------------------------------------------------
Meredith Corp.                                                         44,590        2,141,658
----------------------------------------------------------------------------------------------
Washington Post Co.                                                     1,800        1,646,100
----------------------------------------------------------------------------------------------
                                                                                    $4,385,180
----------------------------------------------------------------------------------------------
Restaurants - 1.8%
----------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                             131,800       $4,266,366
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               37,300        1,717,665
----------------------------------------------------------------------------------------------
                                                                                    $5,984,031
----------------------------------------------------------------------------------------------
Specialty Stores - 4.3%
----------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.*                                        28,600         $787,644
----------------------------------------------------------------------------------------------
PETsMART, Inc.                                                         88,900        2,687,447
----------------------------------------------------------------------------------------------
Restoration Hardware, Inc.*                                           189,200        1,087,900
----------------------------------------------------------------------------------------------
Tiffany & Co.                                                          73,400        2,306,962
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                         96,500        2,416,360
----------------------------------------------------------------------------------------------
Tuesday Morning Corp.*                                                 89,800        2,579,954
----------------------------------------------------------------------------------------------
West Marine, Inc.*                                                    108,300        2,556,963
----------------------------------------------------------------------------------------------
                                                                                   $14,423,230
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.3%
----------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                      235,500       $3,596,085
----------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.*                                               94,900        2,443,675
----------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                            230,000        5,140,500
----------------------------------------------------------------------------------------------
                                                                                   $11,180,260
----------------------------------------------------------------------------------------------
Telephone Services - 3.4%
----------------------------------------------------------------------------------------------
American Tower Corp., "A"*#                                           259,800       $4,707,576
----------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                     142,180        2,331,752
----------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                     71,910        4,213,926
----------------------------------------------------------------------------------------------
                                                                                   $11,253,254
----------------------------------------------------------------------------------------------
Trucking - 0.5%
----------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                           31,000       $1,740,340
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $286,416,971)                                      $324,538,064
----------------------------------------------------------------------------------------------

Short-Term Obligation - 2.5%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05,
at Amortized Cost<                                                 $8,222,000       $8,222,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $294,638,971)(S)                              $332,760,064
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                1,765,968
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $334,526,032
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  + Restricted security.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of January 31, 2005, the fund had one security representing $210,346 and 0.06%
    of net assets that was fair valued in accordance with the policies adopted by the
    Board of Trustees.
  # Security or a portion of the security was pledged to cover collateral requirements.
    At January 31, 2005, the value of securities pledged for MFS New Endeavor Fund amounted to $362,400.

Abbreviations:
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/05

ASSETS

Investments, at value (identified cost, $294,638,971)           $332,760,064
--------------------------------------------------------------------------------------------------
Cash                                                                     860
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,910,708
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,939,650
--------------------------------------------------------------------------------------------------
Dividends receivable                                                  14,474
--------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   1,402
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                    61,950
--------------------------------------------------------------------------------------------------
Other assets                                                         124,131
--------------------------------------------------------------------------------------------------
Total assets                                                                          $336,813,239
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $1,023,810
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 1,065,829
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      20,401
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         64,097
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        15,520
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     113
--------------------------------------------------------------------------------------------------
  Administrative service fee                                              14
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                97,423
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,287,207
--------------------------------------------------------------------------------------------------
Net assets                                                                            $334,526,032
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $300,693,261
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments             38,121,093
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (2,444,461)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                   (1,843,861)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $334,526,032
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               25,221,828
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares

  Net assets                                                    $187,582,535
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              14,063,175
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $13.34
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.34)                                               $14.15
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $79,391,428
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,052,714
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.12
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $38,588,288
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,941,174
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.12
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $14,241,421
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,056,554
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.48
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $13,705,439
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,031,423
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.29
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                      $1,016,921
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  76,788
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.24
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.
FOR SIX MONTHS ENDED 1/31/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                          $331,791
--------------------------------------------------------------------------------------------------
  Interest                                                            128,677
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                 (448)
--------------------------------------------------------------------------------------------------
Total investment income                                                                   $460,020
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,067,341
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                2,275
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         297,655
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              269,429
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              367,570
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              167,873
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              24,442
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 610
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   305
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    6,689
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        49,668
--------------------------------------------------------------------------------------------------
  Printing                                                             54,802
--------------------------------------------------------------------------------------------------
  Postage                                                              12,762
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        21,050
--------------------------------------------------------------------------------------------------
  Legal fees                                                            5,358
--------------------------------------------------------------------------------------------------
  Registration fees                                                    81,919
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        24,044
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,453,792
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (5,871)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (144,040)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,303,881
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(1,843,861)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $(974,322)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (1,236)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $(975,558)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                                          $32,338,797
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $31,363,239
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $29,519,378
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED
                                                              1/31/05                  7/31/04
                                                            (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS

Net investment loss                                           $(1,843,861)             $(2,097,689)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            (975,558)               4,460,394
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                      32,338,797               (2,863,467)
--------------------------------------------------------     ------------              -----------
Change in net assets from operations                          $29,519,378                $(500,762)
--------------------------------------------------------     ------------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign
currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                       $(492,663)               $(325,887)
--------------------------------------------------------------------------------------------------
  Class B                                                        (230,215)                (184,824)
--------------------------------------------------------------------------------------------------
  Class C                                                        (108,763)                 (56,353)
--------------------------------------------------------------------------------------------------
  Class I                                                         (40,090)                 (47,809)
--------------------------------------------------------------------------------------------------
  Class R1                                                        (35,782)                 (16,360)
--------------------------------------------------------------------------------------------------
  Class R2                                                           (608)                     (40)
--------------------------------------------------------     ------------              -----------
Total distributions declared to shareholders                    $(908,121)               $(631,273)
--------------------------------------------------------     ------------              -----------
Change in net assets from fund share transactions             $70,415,481             $184,919,796
--------------------------------------------------------     ------------              -----------
Redemption fees                                                    $1,204                     $154
--------------------------------------------------------     ------------              -----------
Total change in net assets                                    $99,027,942             $183,787,915
--------------------------------------------------------     ------------              -----------

NET ASSETS

At beginning of period                                       $235,498,090              $51,710,175
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $1,843,861 and $0, respectively)                     $334,526,032             $235,498,090
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                       YEARS ENDED 7/31                        PERIOD
                                                 ENDED        -----------------------------------------------         ENDED
                                               1/31/05                2004               2003            2002        7/31/01*
CLASS A                                    (UNAUDITED)
Net asset value, beginning of period            $11.99              $10.53              $7.95           $9.51          $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                        $(0.07)             $(0.15)            $(0.07)         $(0.07)         $(0.06)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                           1.46                1.69               2.65           (1.03)          (0.41)
-------------------------------------------     ------              ------             ------          ------          ------
Total from investment operations                 $1.39               $1.54              $2.58          $(1.10)         $(0.47)
-------------------------------------------     ------              ------             ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions             $(0.04)             $(0.08)               $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                      --                  --                 --           (0.46)             --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                              --                  --                 --              --           (0.02)
-------------------------------------------     ------              ------             ------          ------          ------
Total distributions declared to
shareholders                                    $(0.04)             $(0.08)               $--          $(0.46)         $(0.02)
-------------------------------------------     ------              ------             ------          ------          ------
Redemption fees added to paid-in
capital#                                         $0.00+++            $0.00+++             $--             $--             $--
-------------------------------------------     ------              ------             ------          ------          ------
Net asset value, end of period                  $13.34              $11.99             $10.53           $7.95           $9.51
-------------------------------------------     ------              ------             ------          ------          ------
Total return (%)(+)&                             11.57++             14.68              32.62          (12.63)          (4.77)++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                       YEARS ENDED 7/31                        PERIOD
                                                 ENDED        -----------------------------------------------         ENDED
                                               1/31/05                2004               2003            2002        7/31/01*
CLASS A (CONTINUED)                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                       1.39+               1.40               1.44            1.38            1.34+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (1.06)+             (1.18)             (0.83)          (0.81)          (0.69)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  31                  93                287             779             809
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $187,583            $122,682            $21,471          $7,700          $1,411
------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by
    MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004, MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed 0.30% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                             $(0.07)**           $(0.15)**          $(0.11)         $(0.24)         $(0.55)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.49+               1.45               1.94            3.32            7.54+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (1.16)+             (1.23)             (1.33)          (2.75)          (6.89)+
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, September 29, through July 31, 2001.
 ** Per share impact was less than $(0.01).
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.40%, 1.38% and
    1.33%, for the years ended July 31, 2003, July 31, 2002, and the period ended July 31, 2001, respectively.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                   $11.83             $10.42              $7.92             $10.47***
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.11)            $(0.23)            $(0.12)            $(0.08)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          1.44               1.69               2.62              (2.47)
--------------------------------------------------     ------             ------             ------             ------
Total from investment operations                        $1.33              $1.46              $2.50             $(2.55)
--------------------------------------------------     ------             ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                        $(0.04)            $(0.05)               $--                $--
--------------------------------------------------     ------             ------             ------             ------
Redemption fees added to paid-in capital#               $0.00+++           $0.00+++             $--                $--
--------------------------------------------------     ------             ------             ------             ------
Net asset value, end of period                         $13.12             $11.83             $10.42              $7.92
--------------------------------------------------     ------             ------             ------             ------
Total return (%)&                                       11.22++            13.95              31.69             (24.36)++***
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS B (CONTINUED)                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                              2.04+              2.05               2.09               2.07+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.72)+            (1.82)             (1.48)             (1.50)+
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         31                 93                287                779
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $79,391            $64,612            $17,541             $4,253
-----------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004,
    MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed
    0.30% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                                    $(0.11)**          $(0.23)**          $(0.17)            $(0.18)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               2.14+              2.10               2.59               4.01+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.82)+            (1.87)             (1.98)             (3.44)+
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, January 2, 2002, through July 31, 2002.
 ** Per share impact was less than $(0.01).
*** The net asset value and total return previously reported as $10.46 and (24.28)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.05% and
    2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS C                                           (UNAUDITED)
Net asset value, beginning of period                   $11.83             $10.42              $7.92             $10.47***
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.11)            $(0.22)            $(0.13)            $(0.07)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          1.44               1.67               2.63              (2.48)
--------------------------------------------------     ------             ------             ------             ------
Total from investment operations                        $1.33              $1.45              $2.50             $(2.55)
--------------------------------------------------     ------             ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                        $(0.04)            $(0.04)               $--                $--
--------------------------------------------------     ------             ------             ------             ------
Redemption fees added to paid-in capital#               $0.00+++           $0.00+++             $--                $--
--------------------------------------------------     ------             ------             ------             ------
Net asset value, end of period                         $13.12             $11.83             $10.42              $7.92
--------------------------------------------------     ------             ------             ------             ------
Total return (%)&                                       11.22++            13.94              31.73             (24.45)++***
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS C (CONTINUED)                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                              2.04+              2.05               2.09               2.07+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.72)+            (1.83)             (1.49)             (1.50)+
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         31                 93                287                779
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $38,588            $28,199             $8,413             $2,834
-----------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004,
    MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed
    0.30% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                                    $(0.11)**          $(0.23)            $(0.17)            $(0.17)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               2.14+              2.10               2.59               4.01+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.82)+            (1.88)             (1.99)             (3.44)+
-----------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class C shares, January 2, 2002, through July 31, 2002.
 ** Per share impact was less than $(0.01).
*** The net asset value and total return previously reported as $10.46 and (24.38)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.05% and
    2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS I                                           (UNAUDITED)
Net asset value, beginning of period                   $12.10             $10.59              $7.97             $10.47***
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.05)            $(0.10)            $(0.04)            $(0.03)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          1.47               1.71               2.66              (2.47)
--------------------------------------------------     ------             ------             ------             ------
Total from investment operations                        $1.42              $1.61              $2.62             $(2.50)
--------------------------------------------------     ------             ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                        $(0.04)            $(0.10)               $--                $--
--------------------------------------------------     ------             ------             ------             ------
Redemption fees added to paid-in capital#               $0.00+++           $0.00+++             $--                $--
--------------------------------------------------     ------             ------             ------             ------
Net asset value, end of period                         $13.48             $12.10             $10.59              $7.97
--------------------------------------------------     ------             ------             ------             ------
Total return (%)&                                       11.72++            15.13              33.00             (23.88)++***
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 7/31                  PERIOD
                                                        ENDED        ------------------------------            ENDED
                                                      1/31/05               2004               2003           7/31/02*
CLASS I (CONTINUED)                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                              1.04+              1.05               1.09               1.07+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.72)+            (0.83)             (0.48)             (0.50)+
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         31                 93                287                779
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $14,241            $12,665             $4,262             $2,063
-----------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004,
    MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed
    0.30% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                                    $(0.05)**          $(0.11)            $(0.08)            $(0.13)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               1.14+              1.10               1.59               2.99+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.82)+            (0.88)             (0.98)             (2.44)+
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class I shares, January 2, 2002, through July 31, 2002.
 ** Per share impact was less than $(0.01).
*** The net asset value and total return previously reported as $10.46 and (23.80)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.05% and
    1.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS               YEAR           PERIOD
                                                                  ENDED              ENDED            ENDED
                                                                1/31/05            7/31/04           7/31/03*
CLASS R1                                                    (UNAUDITED)
Net asset value, beginning of period                             $11.95             $10.51              $7.96***
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                         $(0.08)            $(0.17)            $(0.05)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                    1.46               1.70               2.60
------------------------------------------------------------     ------             ------             ------
Total from investment operations                                  $1.38              $1.53              $2.55
------------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                          $(0.04)            $(0.09)               $--
------------------------------------------------------------     ------             ------             ------
Redemption fees added to paid-in capital#                         $0.00+++           $0.00+++             $--
------------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                   $13.29             $11.95             $10.51
------------------------------------------------------------     ------             ------             ------
Total return (%)&                                                 11.53++            14.48              32.16++***
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                             SIX MONTHS               YEAR           PERIOD
                                                                  ENDED              ENDED            ENDED
                                                                1/31/05            7/31/04           7/31/03*
CLASS R1 (CONTINUED)                                        (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                                        1.55+              1.55               1.59+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                               (1.20)+            (1.32)             (0.96)+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   31                 93                287
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $13,705             $7,220                $23
---------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's
    "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed
    0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004, MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed 0.30% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                                              $(0.08)**          $(0.18)            $(0.08)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         1.65+              1.60               2.09+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                               (1.30)+            (1.37)             (1.47)+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
 ** Per share impact was less than $(0.01).
*** The net asset value and total return previously reported as $8.01 and 31.34%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.55%
    for the period ended July 31, 2003.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS             PERIOD
                                                                          ENDED              ENDED
                                                                        1/31/05             7/31/04*
CLASS R2                                                            (UNAUDITED)
Net asset value, beginning of period                                     $11.93               $11.81***
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.07)              $(0.14)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                    1.42                 0.35
--------------------------------------------------------------------     ------               ------
Total from investment operations                                          $1.35                $0.21
--------------------------------------------------------------------     ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                           $(0.04)              $(0.09)
--------------------------------------------------------------------     ------               ------
Redemption fees added to paid-in capital#                                 $0.00+++             $0.00+++
--------------------------------------------------------------------     ------               ------
Net asset value, end of period                                           $13.24               $11.93
--------------------------------------------------------------------     ------               ------
Total return (%)&                                                         11.30++               1.83++***
------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                     SIX MONTHS             PERIOD
                                                                          ENDED              ENDED
                                                                        1/31/05             7/31/04*
CLASS R2 (CONTINUED)                                                (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 1.79+                1.80+
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.48)+              (1.60)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           31                   93
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $1,017                 $120
------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.55% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. Effective December 1, 2004, MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed 0.55% of average daily net assets. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss would have been:

Net investment loss                                                      $(0.08)              $(0.14)**
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                 1.89+                1.85+
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.58)+              (1.65)+
------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through July 31, 2004.
 ** Per share impact was less than $(0.01).
*** The net asset value and total return previously reported as $11.80 and 1.91%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security that the fund does not own, with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended January 31, 2005, the fund's custodian fees were reduced by $2,105 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For six months ended January 31, 2005, the fund's miscellaneous expenses were reduced by $3,765 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                7/31/04     7/31/03
          Distributions declared from:
          ---------------------------------------------------------
          Ordinary income                      $238,976         $--
          ---------------------------------------------------------
          Long-term capital gain                392,297          --
          ---------------------------------------------------------
          Total distributions declared         $631,273         $--
          ---------------------------------------------------------

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $61,020
          ----------------------------------------------------------
          Undistributed long-term capital gain               846,758
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)           4,313,736
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.30% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 shares and not greater than 0.55% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on November 30, 2004. The fund will not be required to reimburse MFS $119,883 for unreimbursed expenses. Effective December 1, 2004, MFS has contractually agreed to pay the fund's other expenses such that the fund's other expenses do not exceed 0.30% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 shares and do not exceed 0.55% of average daily net assets for Class R2 shares. The expense cap is reflected as a reduction of expenses by investment adviser in the Statement of Operations. This new arrangement will be in effect until November 30, 2005.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $1,402, which resulted in an increase in net asset value of less than $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                               BEGINNING OF
                                   PERIOD             4/01/04
EFFECTIVE DATE                THROUGH 3/31/04     THROUGH 2/28/05     3/01/05

First $2 billion                  0.0175%             0.01120%       0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0130%             0.00832%       0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0005%             0.00032%       0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion           0.0000%             0.00000%       0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended January 31, 2005, the fund paid MFS $6,689, equivalent to 0.0047% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $83,613 for the six months ended January 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:


                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2
Distribution Fee                                   0.10%         0.75%         0.75%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                        0.25%         0.25%         0.25%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                            0.35%         1.00%         1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended January 31, 2005 amounted to:

                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2
Service Fee Retained by MFD                      $11,402          $238          $154           $--           $13
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2005 were as follows:

                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2
Effective Annual Percentage Rates                  0.35%         1.00%         1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2005 were as follows:

                                                               CLASS A          CLASS B          CLASS C
Contingent Deferred Sales Charges Imposed                         $209          $73,362           $3,375
----------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended January 31, 2005, the fund paid MFSC a fee of $127,241 for shareholder services which equated to 0.0896% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $129,534, and other costs paid by the fund directly to unaffiliated vendors for the six months ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $147,299,741 and $84,212,172, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $296,107,531
          ----------------------------------------------------------
          Gross unrealized appreciation                  $46,527,726
          ----------------------------------------------------------
          Gross unrealized depreciation                   (9,875,193)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $36,652,533
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                          Six months ended 1/31/05      Year ended 7/31/04
                             SHARES       AMOUNT        SHARES       AMOUNT

CLASS A SHARES

Shares sold                 6,620,612   $ 84,224,162   9,850,173   $124,205,615
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                  32,574        443,976      24,174        283,804
-------------------------------------------------------------------------------
Shares reacquired          (2,821,634)   (35,205,995) (1,682,000)   (21,005,238)
-------------------------------------------------------------------------------
Net change                  3,831,552   $ 49,462,143   8,192,347   $103,484,181
-------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                 1,641,604   $ 20,384,884   5,189,252   $ 63,460,359
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                  15,181        203,728      14,586        169,801
-------------------------------------------------------------------------------
Shares reacquired          (1,065,434)   (13,264,093) (1,425,090)   (17,478,644)
-------------------------------------------------------------------------------
Net change                    591,351   $  7,324,519   3,778,748   $ 46,151,516
-------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                   864,833   $ 10,818,196   1,966,178   $ 24,186,026
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   6,730         90,324       4,314         50,217
-------------------------------------------------------------------------------
Shares reacquired            (313,490)    (3,854,155)   (394,627)    (4,821,324)
-------------------------------------------------------------------------------
Net change                    558,073   $  7,054,365   1,575,865   $ 19,414,919
-------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                   194,121   $  2,456,612     723,953   $  9,314,374
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   2,688         37,009       4,045         47,809
-------------------------------------------------------------------------------
Shares reacquired            (187,252)    (2,385,158)    (83,312)    (1,055,242)
-------------------------------------------------------------------------------
Net change                      9,557   $    108,463     644,686   $  8,306,941
-------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                   788,246   $ 10,300,696   1,029,224   $ 12,726,701
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   2,537         34,457       1,308         15,324
-------------------------------------------------------------------------------
Shares reacquired            (363,321)    (4,747,333)   (428,757)    (5,307,821)
-------------------------------------------------------------------------------
Net change                    427,462   $  5,587,820     601,775   $  7,434,204
-------------------------------------------------------------------------------

                            Six months ended 1/31/05    Period ended 7/31/04*
                               SHARES      AMOUNT        SHARES       AMOUNT

CLASS R2 SHARES

Shares sold                    97,520   $  1,263,803      10,468   $    133,429
-------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                      45            608           3             40
-------------------------------------------------------------------------------
Shares reacquired             (30,816)      (386,240)       (432)        (5,434)
-------------------------------------------------------------------------------
Net change                     66,749   $    878,171      10,039   $    128,035
-------------------------------------------------------------------------------

* For the period from the inception of Class R2 shares, October 31, 2003, through July 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2005 was $917, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended January 31, 2005.

(7) RESTRICTED SECURITIES

At January 31, 2005, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.06% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                               DATE OF
DESCRIPTION                ACQUISITION       SHARES          COST        VALUE

Aber Diamond Corp.             1/14/04        6,400      $247,512     $210,346
-------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              NEF-SEM-03/05 52M

MFS(R) EMERGING MARKETS DEBT FUND                                       1/31/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                   1
                        -------------------------------------------------------
                        PORTFOLIO COMPOSITION                                 4
                        -------------------------------------------------------
                        MANAGEMENT REVIEW                                     5
                        -------------------------------------------------------
                        PERFORMANCE SUMMARY                                   7
                        -------------------------------------------------------
                        EXPENSE TABLE                                        12
                        -------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                             14
                        -------------------------------------------------------
                        FINANCIAL STATEMENTS                                 18
                        -------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                        31
                        -------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION                44
                        -------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                       44
                        -------------------------------------------------------
                        CONTACT INFORMATION                          BACK COVER
                        -------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      94.5%
              Cash & Other Net Assets                     5.5%

              TOP FIVE BOND INDUSTRIES*

              Sovereign Emerging Market                  67.4%
              ------------------------------------------------
              Emerging Market - Quasi Sovereign          11.2%
              ------------------------------------------------
              Banking                                     3.4%
              ------------------------------------------------
              Wireless                                    1.8%
              ------------------------------------------------
              Paper                                       1.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              A                                           1.7%
              ------------------------------------------------
              BBB                                        26.6%
              ------------------------------------------------
              BB                                         28.9%
              ------------------------------------------------
              B                                          35.4%
              ------------------------------------------------
              CCC                                         5.5%
              ------------------------------------------------
              D                                           0.8%
              ------------------------------------------------
              Not Rated                                   1.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.1
              ------------------------------------------------
              Average Life                           13.8 yrs.
              ------------------------------------------------
              Average Maturity***                    14.4 yrs.
              ------------------------------------------------
              Average Quality                               BB
              ------------------------------------------------
              Average Quality Short Term Bonds             A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                     21.5%
              ------------------------------------------------
              Russia                                     17.4%
              ------------------------------------------------
              Mexico                                     15.3%
              ------------------------------------------------
              United States                               5.5%
              ------------------------------------------------
              Panama                                      5.0%
              ------------------------------------------------
              Argentina                                   4.2%
              ------------------------------------------------
              Kazakhstan                                  4.0%
              ------------------------------------------------
              Turkey                                      3.8%
              ------------------------------------------------
              Colombia                                    3.1%
              ------------------------------------------------
              Other                                      20.2%
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated. Percentages are based on market value of investments as of 1/31/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 1/31/05 unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended January 31, 2005, Class A shares of the fund provided a total return of 14.22% not including sales charges, outperforming the 11.72% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global). The fund's objective is total return (high current income and long-term growth of capital). The fund invests, under normal market conditions, at least 80% of its net assets in fixed-income securities and other investments that are issued by, or that provide exposure to, government, government-related, supranational and corporate issuers located or primarily conducting their business in emerging market countries.

MARKET ENVIRONMENT

Emerging markets debt benefited from a supportive global economic environment in 2004. The dramatic rise in U.S. Treasury yields in the April-May 2004 period proved to be an interruption in an otherwise positive backdrop. Global economic growth accelerated during the year, interest rates remained contained, and commodity prices trended higher. Because many emerging market countries export oil, metals and agricultural products, the rise in commodity prices helped improve fiscal accounts, as high growth in exports bolstered tax revenues, as well as the balance of payments, which also benefitted from rising foreign direct investment. The resulting improvement in creditworthiness was reflected in credit ratings upgrades for many countries.

CONTRIBUTORS TO PERFORMANCE

Over the period the fund benefited from credit upgrades of our core country holdings. Russian debt was upgraded as was that of Mexico and Brazil. These countries and others have benefited from strong growth, improved external performance and continued improvement in their fiscal accounts, which reinforced investor confidence and reduced bond issuance. Fund performance benefited from our exposure to Brazilian, Mexican, Russian and Turkish bonds. During the period, we added to our position in Russia and reduced our exposure to Turkey. In Mexico and Russia, security selection boosted performance relative to the benchmark, the EMBI Global. Positioning in Argentina, Panama, Peru, and South Korea aided results.

DETRACTORS FROM PERFORMANCE

Our underweighted positions in Venezuela and the Philippines adversely affected relative performance. In Venezuela, our concern over market perceptions of political risk proved to be overly cautious. The high price of oil, Venezuela's chief export, tempered investor concerns.

    Respectfully,

/s/ Mark E. Dow                       /s/ Matthew W. Ryan

    Mark E. Dow                           Matthew W. Ryan
    Portfolio Manager                     Portfolio Manager

Note to Shareholders: Effective March 3, 2005, after the period ended, Mark Dow was no longer a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A             3/17/98       14.22%   13.59%   17.71%    19.24%    14.81%
------------------------------------------------------------------------------
      B             5/31/02       13.95%   12.81%   16.94%    18.77%    14.48%
------------------------------------------------------------------------------
      C             5/31/02       13.85%   12.81%   16.94%    18.77%    14.49%
------------------------------------------------------------------------------
      I             3/17/98       14.46%   13.97%   18.02%    19.44%    14.93%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average emerging markets debt
fund+                             13.60%   12.47%   17.23%    15.45%     9.79%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets
Bond Index Global#                11.72%   11.86%   16.20%    13.48%    15.10%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

 Share class                      6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A                            8.79%    8.19%   15.82%    18.09%    14.00%
------------------------------------------------------------------------------
      B                            9.95%    8.81%   16.21%    18.57%    14.48%
------------------------------------------------------------------------------
      C                           12.85%   11.81%   16.94%    18.77%    14.49%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
      A                           14.22%   13.59%   63.10%   141.06%   158.55%
------------------------------------------------------------------------------
      B                           13.95%   12.81%   59.92%   136.36%   153.50%
------------------------------------------------------------------------------
      C                           13.85%   12.81%   59.93%   136.38%   153.52%
------------------------------------------------------------------------------
      I                           14.46%   13.97%   64.37%   143.04%   160.35%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2005.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio may invest a substantial amount of its assets in a single country or a limited number of countries and therefore is susceptible to adverse economic, political, and social conditions affecting those countries.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

The portfolio may invest in structured notes and indexed securities, which may be more volatile, less liquid, and more difficult to accurately price than other fixed-income investments. These types of securities have a greater degree of market risk than other types of debt obligations.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC securities trade less frequently and in smaller volume than exchange-listed securities. The values of these securities may be more volatile than exchange-listed securities, and the portfolio may experience difficulty in buying and selling these securities at prevailing market prices.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

Because the portfolio may invest a higher percentage of its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   8/01/04-
                            Ratio       8/01/04         1/31/05        1/31/05
-----------------------------------------------------------------------------
        Actual               1.40%      $1,000          $1,142          $7.56
  A     ---------------------------------------------------------------------
        Hypothetical*        1.40%      $1,000          $1,018          $7.12
-----------------------------------------------------------------------------
        Actual               2.16%      $1,000          $1,140         $11.65
  B    ----------------------------------------------------------------------
        Hypothetical*        2.16%      $1,000          $1,014         $10.96
-----------------------------------------------------------------------------
        Actual               2.15%      $1,000          $1,139         $11.59
  C     ---------------------------------------------------------------------
        Hypothetical*        2.15%      $1,000          $1,014         $10.91
-----------------------------------------------------------------------------
        Actual               1.15%      $1,000          $1,145          $6.22
  I     ---------------------------------------------------------------------
        Hypothetical*        1.15%      $1,000          $1,019          $5.85
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six-month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 1/31/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.3%
----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------
Argentina - 4.1%
----------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018                              ARS 2,635,996        $723,278
----------------------------------------------------------------------------------------------
Republic of Argentina, 1.98%, 2012                                  $2,607,000       2,231,592
----------------------------------------------------------------------------------------------
                                                                                    $2,954,870
----------------------------------------------------------------------------------------------
Brazil - 21.1%
----------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                $464,000        $479,080
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                               813,536         777,944
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                 6,000,704       6,143,221
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                      6,494,000       6,635,122
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                              823,000         748,930
----------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009##                      331,000         344,654
----------------------------------------------------------------------------------------------
                                                                                   $15,128,951
----------------------------------------------------------------------------------------------
Chile - 1.1%
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    $313,000        $366,995
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                             391,000         424,302
----------------------------------------------------------------------------------------------
                                                                                      $791,297
----------------------------------------------------------------------------------------------
China - 0.7%
----------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                     $431,000        $474,639
----------------------------------------------------------------------------------------------

Colombia - 2.9%
----------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                  $1,678,000      $2,122,670
----------------------------------------------------------------------------------------------

Dominican Republic - 0.9%
----------------------------------------------------------------------------------------------
Central Bank of Dominican Republic, 9.5%, 2006                        $336,000        $327,180
----------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2013                                        332,000         302,120
----------------------------------------------------------------------------------------------
                                                                                      $629,300
----------------------------------------------------------------------------------------------
Ecuador - 1.8%
----------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                       $1,443,000      $1,331,167
----------------------------------------------------------------------------------------------

El Salvador - 1.0%
----------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                  $696,000        $711,660
----------------------------------------------------------------------------------------------

Guatemala - 0.5%
----------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034##                                 $327,000        $341,715
----------------------------------------------------------------------------------------------

Kazakhstan - 3.9%
----------------------------------------------------------------------------------------------
Halyk Savings Bank, 8.125%, 2009##                                    $300,000        $312,000
----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                   581,000         634,742
----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010##                                  17,000          18,572
----------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011##                                  534,000         548,685
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 7%, 2009##                             306,000         301,410
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                             229,000         235,297
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                            46,000          47,265
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                     712,000         692,420
----------------------------------------------------------------------------------------------
                                                                                    $2,790,391
----------------------------------------------------------------------------------------------
Mexico - 15.0%
----------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                         $659,000        $707,601
----------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 12.25%, 2008                             138,000         148,005
----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                         776,000         789,580
----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.125%, 2006*                             198,000         145,530
----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.5%, 2008*                                77,000          56,595
----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.75%, 2009##*                            460,000         338,100
----------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                              458,000         490,060
----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                        518,000         587,930
----------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027##                                     1,989,000       2,545,920
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                     1,796,000       2,132,750
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                         229,000         244,458
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75%, 2009                                          61,000          61,458
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                          205,000         238,825
----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2013                                  MXN 4,162,000         339,513
----------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                   $622,000         748,577
----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                        999,000       1,182,317
----------------------------------------------------------------------------------------------
                                                                                   $10,757,219
----------------------------------------------------------------------------------------------
Panama - 4.9%
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                             $2,734,000      $3,223,875
----------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                       272,000         301,920
----------------------------------------------------------------------------------------------
                                                                                    $3,525,795
----------------------------------------------------------------------------------------------
Peru - 2.4%
----------------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                        $211,000        $242,650
----------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                        1,375,000       1,471,250
----------------------------------------------------------------------------------------------
                                                                                    $1,713,900
----------------------------------------------------------------------------------------------
Philippines - 2.7%
----------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                               $1,147,000      $1,221,555
----------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                    717,000         712,519
----------------------------------------------------------------------------------------------
                                                                                    $1,934,074
----------------------------------------------------------------------------------------------
Qatar - 1.6%
----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           $789,000      $1,179,555
----------------------------------------------------------------------------------------------

Russia - 17.2%
----------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014##                              $500,000        $616,250
----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                              760,000         904,400
----------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 9.75%, 2008                           288,000         309,600
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                101,000         104,787
----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                         2,070,000       1,759,500
----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                        3,357,000       4,770,633
----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                            1,616,000       2,716,819
----------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                         494,000         541,547
----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                              288,000         326,880
----------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                     260,000         278,850
----------------------------------------------------------------------------------------------
                                                                                   $12,329,266
----------------------------------------------------------------------------------------------
South Africa - 0.7%
----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                  $380,000        $481,650
----------------------------------------------------------------------------------------------

South Korea - 1.3%
----------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                          $900,000        $963,000
----------------------------------------------------------------------------------------------

Turkey - 4.4%
----------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                       $871,000        $897,130
----------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                      745,000       1,065,350
----------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                         1,139,000       1,176,017
----------------------------------------------------------------------------------------------
                                                                                    $3,138,497
----------------------------------------------------------------------------------------------
Ukraine - 1.2%
----------------------------------------------------------------------------------------------
Republic of Ukraine, 6.875%, 2011                                     $340,000        $358,700
----------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                       481,000         527,898
----------------------------------------------------------------------------------------------
                                                                                      $886,598
----------------------------------------------------------------------------------------------
Uruguay - 1.0%
----------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006          UYU 8,976,039        $386,873
----------------------------------------------------------------------------------------------
Republic of Uruguay, 7.875%, 2033                                     $348,000         311,460
----------------------------------------------------------------------------------------------
                                                                                      $698,333
----------------------------------------------------------------------------------------------
Venezuela - 2.5%
----------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                   $1,189,000      $1,209,808
----------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                     573,000         590,190
----------------------------------------------------------------------------------------------
                                                                                    $1,799,998
----------------------------------------------------------------------------------------------
Vietnam - 0.4%
----------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028                                      $373,000        $274,155
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $63,643,906)                                         $66,958,700
----------------------------------------------------------------------------------------------

Short-Term Obligations - 5.4%
----------------------------------------------------------------------------------------------
Fannie Mae, 2.26%, due 2/09/05                                        $100,000         $99,950
----------------------------------------------------------------------------------------------
Freddie Mac, 2.35%, due 2/01/05                                      3,783,000       3,783,000
----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                     $3,882,950
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $67,526,856)                                   $70,841,650
----------------------------------------------------------------------------------------------

Call Options Written
----------------------------------------------------------------------------------------------
                                                                    PAR AMOUNT
ISSUER/EXPIRATION MONTH/STRIKE PRICE                              OF CONTRACTS         $ VALUE
----------------------------------------------------------------------------------------------
Republic of Turkey - March 2005 @ $104.25
(Premiums Received, $22,834)                                        $(980,000)        $(16,660)
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                  974,378
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $71,799,368
----------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.
 * Non-income producing security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

ARS = Argentine Peso                      MXN = exican Peso
CNY = Chinese Yuan Renminbi               TRY = Turkish Lira
EUR = Euro                                UYU = Uruguayan Peso

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 1/31/05

ASSETS

Investments, at value (identified cost, $67,526,856)              $70,841,650
--------------------------------------------------------------------------------------------------
Cash                                                                   14,155
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             13,523
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                     1,257,404
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     1,342,615
--------------------------------------------------------------------------------------------------
Interest receivable                                                 1,333,479
--------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   13,237
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                      1,604
--------------------------------------------------------------------------------------------------
Total assets                                                                           $74,817,667
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $65,599
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                28,627
--------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts              781
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                   2,764,563
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     87,912
--------------------------------------------------------------------------------------------------
Written options outstanding, at value
(premiums received, $22,834)                                           16,660
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                        4,374
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           6,257
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                          2,518
--------------------------------------------------------------------------------------------------
  Administrative fee                                                       10
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 40,998
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $3,018,299
--------------------------------------------------------------------------------------------------
Net assets                                                                             $71,799,368
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $67,829,095
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        3,262,434
--------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                     751,950
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income          (44,111)
--------------------------------------------------------------------------------------------------
Net assets                                                                             $71,799,368
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                5,337,306
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $48,175,858
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                3,583,431
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $13.44
--------------------------------------------------------------------------------------------------
  Offering price per share (100 / 95.25 X $13.44)                                           $14.11
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $12,392,319
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  919,648
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.48
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $6,557,033
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  486,073
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $13.49
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $4,674,158
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  348,154
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $13.43
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 1/31/05

NET INVESTMENT INCOME

Interest income                                                                         $1,973,160
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                      $203,219
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                   577
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           49,357
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                43,107
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                51,360
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                25,803
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     1,261
--------------------------------------------------------------------------------------------------
  Custodian fee                                                         21,719
--------------------------------------------------------------------------------------------------
  Printing                                                              34,945
--------------------------------------------------------------------------------------------------
  Postage                                                                1,833
--------------------------------------------------------------------------------------------------
  Auditing fees                                                         22,873
--------------------------------------------------------------------------------------------------
  Legal fees                                                               757
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                         20,245
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $477,056
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (1,604)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (45,518)
--------------------------------------------------------------------------------------------------
Net expenses                                                                              $429,934
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $1,543,226
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $2,287,233
--------------------------------------------------------------------------------------------------
  Futures contracts                                                     64,917
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         53,163
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $2,405,313
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                       $2,827,929
--------------------------------------------------------------------------------------------------
  Written options                                                        6,174
--------------------------------------------------------------------------------------------------
  Futures contracts                                                    (43,960)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           (1,303)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $2,788,840
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $5,194,153
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $6,737,379
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                          SIX MONTHS ENDED              YEAR ENDED
                                                                   1/31/05                 7/31/04
                                                               (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
Net investment income                                           $1,543,226              $2,108,693
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            2,405,313                 118,268
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             2,788,840                 528,362
----------------------------------------------------------     -----------             -----------
Change in net assets from operations                            $6,737,379              $2,755,323
----------------------------------------------------------     -----------             -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                      $(1,088,833)            $(1,157,755)
--------------------------------------------------------------------------------------------------
  Class B                                                         (287,805)               (525,594)
--------------------------------------------------------------------------------------------------
  Class C                                                         (144,189)               (154,424)
--------------------------------------------------------------------------------------------------
  Class I                                                         (141,056)               (252,051)
--------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                         (829,082)               (586,703)
--------------------------------------------------------------------------------------------------
  Class B                                                         (240,415)               (353,987)
--------------------------------------------------------------------------------------------------
  Class C                                                         (123,395)                (71,465)
--------------------------------------------------------------------------------------------------
  Class I                                                         (103,109)               (138,803)
----------------------------------------------------------     -----------             -----------
Total distributions declared to shareholders                   $(2,957,884)            $(3,240,782)
----------------------------------------------------------     -----------             -----------
Change in net assets from fund share transactions              $27,664,206             $22,095,097
----------------------------------------------------------     -----------             -----------
Redemption fees                                                     $1,734                  $4,502
----------------------------------------------------------     -----------             -----------
Total change in net assets                                     $31,445,435             $21,614,140
----------------------------------------------------------     -----------             -----------

NET ASSETS
At beginning of period                                         $40,353,933             $18,739,793
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $44,111 and
accumulated undistributed net investment income of
$74,546, respectively)                                         $71,799,368             $40,353,933
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                   YEARS ENDED 7/31
                                          ENDED        -----------------------------------------------------------------------
CLASS A                                 1/31/05             2004             2003           2002           2001           2000
                                    (UNAUDITED)
Net asset value, beginning of
period                                   $12.43           $12.14           $10.16         $10.02         $10.40          $8.52
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                $0.39            $0.80            $0.76          $1.04          $1.24          $1.09
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 1.35             0.77             2.21           0.12          (0.28)          1.77
------------------------------------     ------           ------           ------         ------         ------         ------
Total from investment operations          $1.74            $1.57            $2.97          $1.16          $0.96          $2.86
------------------------------------     ------           ------           ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income             $(0.42)          $(0.80)          $(0.97)        $(1.02)        $(1.28)        $(0.98)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                            (0.31)           (0.48)           (0.02)            --          (0.06)            --
------------------------------------     ------           ------           ------         ------         ------         ------
Total distributions declared to
shareholders                             $(0.73)          $(1.28)          $(0.99)        $(1.02)        $(1.34)        $(0.98)
------------------------------------     ------           ------           ------         ------         ------         ------
Redemption fees added to
paid-in capital#                          $0.00+++         $0.00+++           $--            $--            $--            $--
------------------------------------     ------           ------           ------         ------         ------         ------
Net asset value, end of period           $13.44           $12.43           $12.14         $10.16         $10.02         $10.40
------------------------------------     ------           ------           ------         ------         ------         ------
Total return (%)(+)&                      14.22++          13.27            30.36          11.70          10.73          34.86
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                     SIX MONTHS                                   YEARS ENDED 7/31
                                          ENDED        -----------------------------------------------------------------------
CLASS A (CONTINUED)                     1/31/05             2004             2003           2002           2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 1.40+            1.41             1.41           0.32           0.09           0.05
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                5.88+            6.37             6.43           9.78          12.14          11.64
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           86              228              254            364            418            338
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $48,174          $23,690           $8,495           $345           $236         $1,240
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS for expenses borne under this agreement.
    Effective December 1, 2004, the fund entered into a similar expense agreement without reimbursement. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, the distributor contractually waived a portion of its fee for certain of the periods indicated. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than
    1.65%. MFS has agreed to waive their right to receive the reimbursement fee from August 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)               $0.38            $0.74            $0.55          $0.02          $0.56          $0.65
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 1.57+            1.91             3.21           9.93           6.71           4.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                5.71+            5.87             4.63           0.17           5.52           6.96
------------------------------------------------------------------------------------------------------------------------------
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended
       July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share ratios and supplemental data for periods prior to August 1,
       2001 have not been restated to reflect this change in presentation.
     & From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS               YEARS ENDED 7/31
                                                       ENDED         -----------------------------          PERIOD ENDED
CLASS B                                              1/31/05               2004               2003               7/31/02*
                                                 (UNAUDITED)
Net asset value, beginning of period                  $12.45             $12.17             $10.15                 $11.30^
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                             $0.34              $0.72              $0.65                  $0.12
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.37               0.74               2.24                  (1.12)
-------------------------------------------------     ------             ------             ------                 ------
Total from investment operations                       $1.71              $1.46              $2.89                 $(1.00)
-------------------------------------------------     ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.37)            $(0.70)            $(0.85)                $(0.15)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    (0.31)             (0.48)             (0.02)                    --
-------------------------------------------------     ------             ------             ------                 ------
Total distributions declared to shareholders          $(0.68)            $(1.18)            $(0.87)                $(0.15)
-------------------------------------------------     ------             ------             ------                 ------
Redemption fees added to paid-in capital#              $0.00+++           $0.00+++             $--                    $--
-------------------------------------------------     ------             ------             ------                 ------
Net asset value, end of period                        $13.48             $12.45             $12.17                 $10.15
-------------------------------------------------     ------             ------             ------                 ------
Total return (%)&                                      13.95++            12.32              29.48                  (8.88)++^
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                  SIX MONTHS               YEARS ENDED 7/31
                                                       ENDED         -----------------------------          PERIOD ENDED
CLASS B (CONTINUED)                                  1/31/05               2004               2003               7/31/02*
                                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.16+              2.16               2.16                   2.21+
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             5.20+              5.63               5.67                   7.65+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        86                228                254                    364
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $12,392             $8,680             $5,095                   $181
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement.
    This agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS for expenses borne under this agreement. Effective December 1, 2004, the fund entered into a similar expense agreement without reimbursement. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, the distributor contractually waived a portion of its fee for certain of the periods indicated. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS has agreed to waive their right to receive the reimbursement fee through May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income (loss)(S)(S)                     $0.33              $0.67              $0.45                 $(0.03)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.33+              2.56               3.86                  11.52+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                      5.03+              5.23               3.97                  (1.66)+
---------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class B shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.01%.
     ^ The net asset value and total return previously reported as $11.28 and (8.72)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS               YEARS ENDED 7/31
                                                       ENDED         -----------------------------          PERIOD ENDED
CLASS C                                              1/31/05               2004               2003               7/31/02*
                                                 (UNAUDITED)
Net asset value, beginning of period                  $12.47             $12.17             $10.15                 $11.30^
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                             $0.34              $0.71              $0.68                  $0.13
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.36               0.77               2.21                  (1.13)
-------------------------------------------------     ------             ------             ------                 ------
Total from investment operations                       $1.70              $1.48              $2.89                 $(1.00)
-------------------------------------------------     ------             ------             ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.37)            $(0.70)            $(0.85)                $(0.15)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    (0.31)             (0.48)             (0.02)                    --
-------------------------------------------------     ------             ------             ------                 ------
Total distributions declared to shareholders          $(0.68)            $(1.18)            $(0.87)                $(0.15)
-------------------------------------------------     ------             ------             ------                 ------
Redemption fees added to paid-in capital#              $0.00+++           $0.00+++             $--                    $--
-------------------------------------------------     ------             ------             ------                 ------
Net asset value, end of period                        $13.49             $12.47             $12.17                 $10.15
-------------------------------------------------     ------             ------             ------                 ------
Total return (%)&                                      13.85++            12.49              29.43                  (8.89)++^
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                  SIX MONTHS               YEARS ENDED 7/31
                                                       ENDED         -----------------------------          PERIOD ENDED
CLASS C (CONTINUED)                                  1/31/05               2004               2003               7/31/02*
                                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.15+              2.16               2.16                   2.21+
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             5.16+              5.67               5.59                   7.11+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        86                228                254                    364
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                         $6,557             $4,235             $1,095                    $19
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement.
    This agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS for expenses borne under this agreement. Effective December 1, 2004, the fund entered into a similar expense agreement without reimbursement. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, the distributor contractually waived a portion of its fee for certain of the periods indicated. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS has agreed to waive their right to receive the reimbursement fee through May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income (loss)(S)(S)                     $0.34              $0.66              $0.47                 $(0.04)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.32+              2.56               3.86                  11.52+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                      4.99+              5.27               3.89                  (2.20)+
---------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class C shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%.
     ^ The net asset value and total return previously reported as $11.28 and (8.73)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 7/31
                                           ENDED        ----------------------------------------------------------------------
CLASS I                                  1/31/05             2004             2003           2002           2001          2000
                                     (UNAUDITED)
Net asset value, beginning of period      $12.41           $12.12           $10.15         $10.01         $10.38         $8.52
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                 $0.41            $0.83            $0.84          $1.05          $1.15         $1.13
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.36             0.77             2.15           0.12          (0.18)         1.71
------------------------------------      ------           ------           ------         ------         ------         ------
Total from investment operations           $1.77            $1.60            $2.99          $1.17          $0.97         $2.84
------------------------------------      ------           ------           ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.44)          $(0.83)          $(1.00)        $(1.03)        $(1.28)       $(0.98)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                             (0.31)           (0.48)           (0.02)            --          (0.06)           --
------------------------------------      ------           ------           ------         ------         ------         ------
Total distributions declared to
shareholders                              $(0.75)          $(1.31)          $(1.02)        $(1.03)        $(1.34)       $(0.98)
------------------------------------      ------           ------           ------         ------         ------         ------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--            $--            $--           $--
------------------------------------      ------           ------           ------         ------         ------         ------
Net asset value, end of period            $13.43           $12.41           $12.12         $10.15         $10.01        $10.38
------------------------------------      ------           ------           ------         ------         ------         ------
Total return (%)&                          14.46++          13.56            30.70          11.76          10.74         34.73
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 7/31
                                           ENDED        ----------------------------------------------------------------------
CLASS I (CONTINUED)                      1/31/05             2004             2003           2002           2001          2000
                                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  1.15+            1.16             1.16           0.34           0.09          0.05
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 6.22+            6.62             7.23           9.62          11.34         11.64
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            86              228              254            364            418           338
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $4,674           $3,749           $4,055         $1,940           $835          $180
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of the management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement.
    This agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS for expenses borne under this agreement. Effective December 1, 2004, the fund entered into a similar expense agreement without reimbursement. This new arrangement will be in effect until November 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, the distributor contractually waived a portion of its fee for certain of the periods indicated. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS has agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                $0.41            $0.78            $0.64          $0.03          $0.52         $0.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  1.32+            1.56             2.86           9.65           6.36          4.38
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 6.05+            6.22             5.53           0.31           5.07          7.31
------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     & From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                  7/31/04       7/31/03
        Distributions declared from:
        ---------------------------------------------------------------
        Ordinary income                        $2,969,689      $586,002
        ---------------------------------------------------------------
        Long-term capital gain                    271,093         6,399
        ---------------------------------------------------------------
        Total distributions declared           $3,240,782      $592,401
        ---------------------------------------------------------------

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $588,363
          ----------------------------------------------------------
          Undistributed long-term capital gain               296,587
          ----------------------------------------------------------
          Unrealized depreciation                           (484,190)
          ----------------------------------------------------------
          Other temporary differences                       (209,982)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on November 30, 2004. The fund will not be required to reimburse MFS the $134,815 for expenses borne under this agreement. Effective December 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until November 30, 2005.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                             EFFECTIVE DATE
                                                          --------------------
                                                           4/01/04    3/01/05

First $2 billion                                          0.01120%   0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                                         0.00832%   0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                                         0.00032%   0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion                                   0.00000%   0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended January 31, 2005, the fund paid MFS $1,261, equivalent to 0.00467% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,753 for the six months ended January 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                        CLASS A         CLASS B         CLASS C

Distribution Fee                          0.10%           0.75%           0.75%
-------------------------------------------------------------------------------
Service Fee                               0.25%           0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                   0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended January 31, 2005 amounted to:

                                        CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD              $1,091             $90              $9
-------------------------------------------------------------------------------

The fund's distributor, MFD, has contractually agreed to waive the 0.10% Class A distribution fee.

Fees incurred under the distribution plan during the six months ended January 31, 2005 were as follows:

                                        CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates         0.25%           1.00%           1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2005 were as follows:

                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed   $1,092       $19,023        $4,706
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended January 31, 2005, the fund paid MFSC a fee of $23,702 for shareholder services which equated to 0.0877% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $16,367, and other costs paid by the fund directly to unaffiliated vendors for the six months ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $67,146,140 and $43,198,005, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $67,585,916
          ----------------------------------------------------------
          Gross unrealized appreciation                   $3,272,319
          ----------------------------------------------------------
          Gross unrealized depreciation                      (16,585)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $3,255,734
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 1/31/05           Year ended 7/31/04
                                            SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                 1,911,802      $25,254,311      2,015,190      $25,599,985
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 125,471        1,647,314        101,391        1,268,611
-------------------------------------------------------------------------------------------------------
Shares reacquired                            (360,258)      (4,756,722)      (909,829)     (11,349,437)
-------------------------------------------------------------------------------------------------------
Net change                                  1,677,015      $22,144,903      1,206,752      $15,519,159
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                   282,507       $3,752,331        747,972       $9,469,095
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  34,907          458,358         49,047          615,494
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (94,731)      (1,252,287)      (518,664)      (6,350,023)
-------------------------------------------------------------------------------------------------------
Net change                                    222,683       $2,958,402        278,355       $3,734,566
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   194,223       $2,581,723        355,910       $4,558,749
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  10,275          135,133          9,503          119,157
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (58,067)        (766,883)      (115,715)      (1,438,437)
-------------------------------------------------------------------------------------------------------
Net change                                    146,431       $1,949,973        249,698       $3,239,469
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                    84,644       $1,114,765        126,297       $1,583,750
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  20,183          264,088         30,756          384,687
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (58,856)        (767,925)      (189,478)      (2,366,534)
-------------------------------------------------------------------------------------------------------
Net change                                     45,971         $610,928        (32,425)       $(398,097)
-------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2005 was $230, and is included in miscellaneous expenses. The fund had no significant borrowings during the six months ended January 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions
                                                   NUMBER OF           PREMIUMS
                                                   CONTRACTS           RECEIVED

Outstanding, beginning of period                          --                $--
-------------------------------------------------------------------------------
Options written                                            1            $22,834
-------------------------------------------------------------------------------
Outstanding, end of period                                 1            $22,834
-------------------------------------------------------------------------------

At January 31, 2005, the fund had sufficient cash and/or securities at least equal to the value of the written options.

Forward Foreign Currency Exchange Contracts

Sales and purchases in the table below are netted by currency.

------------
SALES
------------

                                                                        NET
                                            IN                      UNREALIZED
                        CONTRACTS TO     EXCHANGE     CONTRACTS    APPRECIATION
 SETTLEMENT DATE      DELIVER/RECEIVE      FOR         AT VALUE   (DEPRECIATION)

         2/24/05  ARS    2,061,351       $701,140      $707,446        $(6,306)
         2/14/05  EUR       18,838         24,356        24,577           (221)
 2/07/05-2/14/05  MXN    7,168,833        636,282       640,124         (3,842)
         2/14/05  TRY      449,029        327,281       333,448         (6,167)
                                       ----------    ----------       --------
                                       $1,689,059    $1,705,595       $(16,536)
                                       ==========    ==========       ========

------------
PURCHASES
------------

 6/01/05-2/06/06  CNY   13,566,175     $1,407,756    $1,396,475       $(11,281)
         2/28/05  EUR       47,141         62,322        61,512           (810)
         2/07/05  MXN    3,490,825        304,982       311,909          6,927
         2/14/05  TRY      449,029        326,852       333,448          6,596
                                       ----------    ----------       --------
                                       $2,101,912    $2,103,344         $1,432
                                       ==========    ==========         ======

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                     UNREALIZED
                                                                   APPRECIATION
DESCRIPTION            EXPIRATION    CONTRACTS    POSITION       (DEPRECIATION)

U.S. Treasury Notes
10 Year Futures        March 2005           50       Short            $(43,960)
-------------------------------------------------------------------------------

At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended January 31, 2005 was $5,345, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended January 31, 2005.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              EMD-SEM-03/05 15M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: March 24, 2005
      --------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.